united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Stuart M Strauss, Esq. Dechert LLP

1095 Avenue of the Americas, New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2018

Item 1. Reports to Stockholders.

Class A, C, I and S Shares

SEMI-ANNUAL REPORT
AS OF MAY 31, 2018

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Chairman’s Letter	Page 1

Investment Review	Page 5

Schedules of Investments	Page 15

Statements of Assets and Liabilities	Page 31

Statements of Operations	Page 32

Statements of Changes in Net Assets	Page 33

Financial Highlights	Page 35

Notes to Financials	Page 40

Supplemental Information	Page 50

Privacy Notice	Page 54

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman, President & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Stephen Ventimiglia	Vice President & Secretary
Jonathan W. Ventimiglia	Vice President, Assistant Secretary, Treasurer & Chief Financial Officer
James S. Vitalie	Vice President
Michael J. Wagner	Chief Compliance Officer
Rose Anne Casaburri	Assistant Secretary
Aaron J. Smith	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC	Northern Lights Distributors, LLC
1616 N. Litchfield Rd., Suite 165	17605 Wright Street, Suite 2
Goodyear, Arizona 85395	Omaha, Nebraska 68130

Transfer & Shareholder Servicing Agent	Custodian
Gemini Fund Services, LLC	BNY Mellon Corp.
17605 Wright Street, Suite 2	225 Liberty Street
Omaha, Nebraska 68130	New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Gemini Fund Services, LLC	Gemini Fund Services, LLC
80 Arkay Drive, Suite 110	80 Arkay Drive, Suite 110
Hauppauge, New York 11788	Hauppauge, New York 11788

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

July 11, 2018

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of five of the portfolios in the Saratoga Advantage Trust (the “Trust”). This report covers the six months from December 1, 2017 through May 31, 2018.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy.

ECONOMIC OVERVIEW

As measured by Real Gross Domestic Product (GDP), the value of the production of goods and services in the United States (US) advanced by an annualized growth rate (AGR) of 2.0% during the first quarter of 2018. This was a decline from the 2.9% AGR during the fourth quarter of 2017. The largest component of GDP is Personal Consumption Expenditures (PCE), which helps us to understand how the American consumer is doing. It performed poorly during 1Q18, advancing less than 1.0% AGR. The Durable Goods segment of PCE declined by more than -2.1% AGR during the quarter, its worst performance in 27 quarters. Meanwhile, the Non-Durable Goods portion of PCE was up a multi-quarter low, advancing only 0.5% AGR. Another of GDP’s important components, Gross Private Domestic Investment (GPDI), advanced more than 7.25% AGR during the quarter, with many of GPDI’s sectors advancing to multi-quarter highs. To determine the health of our domestic economy, we look to both the consumer and to domestic investment. While recent consumer performance is disappointing, we believe the domestic economy is strong and should be sustainable. We believe that the US economy has stabilized into a moderate expansionary environment, where we would expect both production and consumption statistics to continue pushing the economy forward. At times, GDP could realize moderate-to-robust growth. At the June 13, 2018 Federal Reserve Open Market Committee (the Committee) meeting, the Committee released the following statement, in part: “Information received since the Federal Open Market Committee met in May indicates that the labor market has continued to strengthen, and that economic activity has been rising at a solid rate. Job gains have been strong, on average, in recent months, and the unemployment rate has declined. Recent data suggest that growth of household spending has picked up, while business fixed investment has continued to grow strongly... In view of realized and expected labor market conditions and inflation, the Committee decided to raise the target range for the federal funds rate to 1.75% - 2.0%. The stance of monetary policy remains accommodative, thereby supporting strong labor market conditions and a sustained return to 2.0% inflation.”

Monetary Policy: In the June 13, 2018 Federal Reserve Open Market Committee policy statement, the Federal Reserve (Fed) noted that it had increased the target range for the federal funds rate (FF) to 1.75% - 2.0%. The Fed continues to assert that it is maintaining an accommodative monetary policy. In the Fed’s H.4.1 balance sheet, its headline measure Total Reserve Bank Credit is down over 4.0% since

February 2015; over the same period, in the Fed H.3 statistical release, Aggregate Reserves of Depository Institutions and the Monetary Base, Required Reserve Balances are up over 30%. We view this as a clear tightening of monetary policy. Most money supply (MS) measures, from a year-on-year percent change (y-o-y%) basis, peaked in the latter part of 2011. The monetary base (MB) is a core tool for the Fed to achieve its primary objectives. The MB topped up over 100% y-o-y in the middle of 2009, as the Fed was trying to stabilize an economic downturn. The MB’s most recent reading, May 2018, is down over 2.6%. The MB long-term average is roughly 8.9%, while M2 is 6.9%. When the MB and the M2 were below their long-term averages, stock market conditions were often volatile. The Fed has displayed its intentions to develop a policy that is ready to fight inflationary pressures. However, we believe the Fed’s actions, in both rate of change and duration are now negatively impacting both stocks and bonds.

Interest Rates: While most of the interest rate array is now increasing in a stable upward trend, short-term interest rates have been rising more rapidly than long-term rates, which is driving a declining yield curve spread. The monthly yield curve spread, as measured by the 10-year T-Note (10y TN) minus the 1-year T-Bill (1y TB), has been in a downward trend for some time, bottoming at 0.58 at the end of June 30, its lowest level since the beginning of 2007. It is widely known that an inverted yield curve often portends a negative stock market, so the spread’s downward trend has worried many equity investors and economists alike. However, we don’t believe the current spread level tells us much on its own. Other factors help to provide context: the size of the spread decline from its high, additional interest rate trends, and CPI should also be considered. This dynamic has our attention, and in this context we do not believe interest rates are negatively impacting stocks just yet. Regarding long-term corporate bonds, the quality spread has widened. The quality spread has historically been a good predictor of confidence in the corporate bond market; a widening spread could mean trouble for this segment of the market, though current levels are not alarming.

Equity Valuations: As of June 29, 2018, the S&P 500 index sits at roughly 2,718. Our proprietary valuation work uses both fundamental and technical analysis, and provides justification for the S&P 500 at roughly 2,612, a solid gain from last quarter’s figure. We believe the market is in fair-value territory. In order to create a band or range of equity market outcomes, we use a valuation tool which we refer to as our Proper PE Valuation™ tool. Among other things, this analysis provides us with a set of ranges above and below which we consider the S&P 500 overvalued or undervalued, respectively. Currently, our analysis suggests that an appropriate S&P 500 fair-value range is roughly 2,450 to 2,850. To us, fair-value means the stock market should perform within the parameter of its historic mean. The current level and direction of many economic statistics we enter into our valuation algorithm indicate that we are likely to stay in fair value range for the near-term. We are watching corporate earnings growth closely, as changes in earnings data has the potential to change valuation levels quickly.

Inflation: We believe inflation should remain at a moderate rate of growth over the intermediate term. Historically, the employment private service providing sector’s (EPSP) weekly earnings 12-month percent change, and its direction, have correlated well with CPI. CPI has been trending up since the middle of 2015. The EPSP level, has been trending positively since May 2015 and is trending close to the CPI level. When there is strong pricing pressure from the manufacturing sector it tends to lift most associated prices, which, in turn, tends to help wages grow, potentially triggering an inflationary cycle. The Producer Price Index (PPI) has recently been trending higher, with some components rising rapidly, suggesting to us that costs to the retail sector (cost-push inflation) are beginning to put upward pressure on inflation. Likewise, there is moderate consumer demand-side upward pressure on inflation. The growth in the wages complex is building, putting more money in workers’ pockets. If these trends continue, the Fed could end up in a difficult position. Over the past few months, the Consumer Price Index (CPI) has reached and surpassed the Fed’s initial target of 2.0%, and has remained above 2.0% since September 2017. As of May 2018, the CPI increased to 2.8% y-o-y. As we see a steady trend above 2.0%, along with strong wage metrics, the Fed will likely be pushed into reducing its balance sheet and increasing the FF more rapidly, potentially having to push higher by more than 0.25% per raise.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. Each Saratoga portfolio was formed to represent an asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.

Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards against which to measure the portfolios, in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.). In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping. With electronic delivery, you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically. Choose one item or all items. It’s up to you. Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, every day, by calling toll-free 1-888-672-4839. For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of five of the Trust’s portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.

Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia

Chairman, President and

Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully. This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully. To obtain an additional copy of the prospectus, please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate. Consequently, investors may receive back less than invested.

[1]	The S&P 500 is an unmanaged, capitalization-weighted index. It is not possible to invest directly in the S&P 500.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. Any statements not of a factual nature constitute opinions which are subject to change without notice. Information contained herein was obtained from recognized statistical services and other sources believed to be reliable and we therefore cannot make any representation as to its completeness or accuracy. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

6779-NLD-8/7/2018

INVESTMENT REVIEW

JAMES ALPHA EHS PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Periods Ended May 31, 2018
	Six Months:	Inception:
	11/30/17 – 5/31/18	8/18/17 – 5/31/18
Class A
With Sales Charge	(2.79)%	2.89%
Without Sales Charge	3.18%	9.16%
Class C
With Sales Charge	1.73%	7.69%
Without Sales Charge	2.73%	8.69%
Class I	3.18%	9.16%
Class S	3.18%	9.26%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 30, 2018, is 2.30%, 3.05%, 2.05% and 1.43% for the A, C, I and S Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of hedged equity investment strategies. A hedged equity investment strategy typically involves establishing both long and short positions in equity or equity-linked instruments. The Portfolio expects to gain exposure to asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. In constructing the Portfolio’s investments, the Portfolio’s Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds’ returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time.

PORTFOLIO ADVISER COMMENTARY

The US economy ended 2017 in good shape. While the start of 2018 was riddled with volatility largely unseen in previous years, the fundamentals of the global economy are encouraging to us, though signals for economic acceleration are more mixed. The labor market in the Eurozone remains strong, however, concerns about the global trade war and higher oil prices appear to be weighing on corporate sentiment. After a strong start in January, US large cap equities retreated as fears of trade wars, concerns over the Fed raising interest rates, and increasing volatility appeared to weigh on the markets. Equity volatility spiked in February as markets suffered their first correction since January 2016. Despite the correction, equities posted positive returns through May 31, 2018, the end of the semi-annual period. Foreign Developed Markets underperformed the US, ending flat during the period. Emerging Markets sold off in May, appearing rattled over concerns of tariffs, and underperformed the US equity market during the period. Year-to-date, Equity Hedge managers generally provided strong performance. Growth style managers, such as Healthcare and Technology, benefitted the James Alpha EHS Portfolio with significant relative outperformance. Quantitative Directional managers were the main detractor, with negative returns for the period, albeit with a small overall weight.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

JAMES ALPHA EHS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
American Beacon Sound Point Floating Rate Income - Class Y	12.0%
Semper MBS Total Return Fund - Institutional Class	6.2%
iShares Russell 1000 Growth ETF	4.6%
PowerShares S&P 500 Pure Value Portfolio	4.1%
iShares Russell Mid-Cap Growth ETF	3.6%
iShares Micro-Cap ETF	3.5%
SPDR S&P Emerging Asia Pacific ETF	3.5%
iShares Russell 2000 ETF	3.3%
iShares Russell 2000 Growth ETF	3.3%
AlphaCentric Income Opportunities Fund - Class I	2.8%

*	Based on total net assets as of May 31, 2018.

Excludes short-term investments.

Portfolio Composition*

HFRI Equity Hedge (Total Index): Investment Managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. EH managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA EVENT DRIVEN PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Periods Ended May 31, 2018
	Six Months:	Inception:
	11/30/17 – 5/31/2018	8/18/17 – 5/31/18
Class A
With Sales Charge	(5.16)%	(2.66)%
Without Sales Charge	0.67%	3.28%
Class C
With Sales Charge	(0.33)%	2.28%
Without Sales Charge	0.67%	3.28%
Class I	0.67%	3.28%
Class S	0.67%	3.28%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 30, 2018, is 2.54%, 3.29%, 2.29% and 1.58% for the A, C, I and S Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of “event driven” investment strategies. Event driven investment strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. The Portfolio will seek to outperform the returns of event driven investment strategies by investing in a variety of asset classes, including currencies, global equities and global fixed income securities. The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. In constructing the Portfolio’s investments, the Portfolio’s Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize event driven strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds’ returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%.

PORTFOLIO ADVISER COMMENTARY

The US economy ended 2017 in good shape. While the start of 2018 was riddled with volatility largely unseen in previous years, the fundamentals of the global economy are encouraging to us, though signals for economic acceleration are more mixed. The labor market in the Eurozone remains strong, however, concerns about the global trade war and higher oil prices appear to be weighing on corporate sentiment. During the semi-annual period ended May 31, 2018, the James Alpha Event Driven Portfolio’s Special Situations and Credit Arbitrage underlying styles were impacted favorably by strong corporate earnings and an improving economic environment that helped provide a favorable environment for distressed markets and M&A activity. The Portfolio’s underlying Multi-Strategy style was the only detractor to the Portfolio, posting negative returns year-to-date.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

JAMES ALPHA EVENT DRIVEN PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
Merger Fund - Investor Class	14.9%
Kellner Merger Fund - Institutional Class	11.5%
Peritus High Yield ETF	10.3%
PowerShares Global Short Term High Yield Bond	8.8%
IQ Merger Arbitrage ETF	8.6%
SPDR Barclays Euro High Yield Bond UCITS ETF	5.1%
Vanguard Total World Stock ETF	3.8%
AlphaCentric Income Opportunities Fund - Class I	3.6%
American Beacon Sound Point Floating Rate Income - Class Y	2.9%
Semper MBS Total Return Fund - Institutional Class	2.6%

*	Based on total net assets as of May 31, 2018.

Excludes short-term investments.

Portfolio Composition*

HFRI Event-Driven (Total) Index: Investment Managers who maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA FAMILY OFFICE PORTFOLIO

Advised by: James Alpha Advisors LLC, New York, New York

Objective: The Portfolio seeks total return through capital appreciation and/or income, consistent with a reasonable level of risk, as determined by James Alpha Advisor, LLC.

Total Aggregate Return for the Periods Ended May 31, 2018
	Six Months:	Inception:
	11/30/17 – 5/31/2018	6/30/17 – 5/31/18
Class A
With Sales Charge	(4.78)%	0.07%
Without Sales Charge	1.02%	6.17%
Class C
With Sales Charge	(0.38)%	4.65%
Without Sales Charge	0.62%	5.65%
Class I	1.09%	6.34%
Class S	1.66%	6.95%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 30, 2018, is 2.58%, 3.33%, 2.33% and 1.13% for the A, C, I and S Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

Under normal market conditions, the Portfolio employs a multi-asset, multi-strategy investment program that seeks to replicate the asset allocation programs of successful family offices. In constructing the investment program, the Manager utilizes asset allocation data of multiple family offices to construct a diversified portfolio across a broad range of assets classes and investment strategies. The asset classes in which the Portfolio may invest can include U.S. and non-U.S. common stocks, U.S. and non-U.S. corporate, government and agency bonds and other debt instruments, real estate and real estate - related assets, such as mortgage-backed securities, asset-backed securities, currencies and commodities (e.g., metals, agricultural, energy, livestock and “soft” commodities such as coffee and sugar). The weighting of each asset class will change over time and new asset classes may be introduced from time to time. The Portfolio may also invest in instruments that provide exposure to hedge fund strategies, such as low-volatility, directional and fund of funds strategies, and in instruments that provide exposure to private equity strategies, such as mezzanine debt and leveraged buyout strategies. The Portfolio expects to achieve exposure to the above-mentioned asset classes primarily through exchange-traded funds (ETFs), mutual funds and closed-end funds (together, underlying funds) but has the ability to gain exposure through direct investment in stocks and bonds, unit investment trusts (UITs), private funds and other pooled investment vehicles, and through derivative instruments. In constructing the Portfolio, the Manager utilizes a three-step process that includes: 1) analyzing the asset allocation data of multiple family offices to produce a target asset allocation weighting, 2) identifying investments or investment vehicles that provide exposure to the desired asset classes, and 3) making tactical adjustments to the target asset allocation weightings to take advantage of current market conditions. Asset allocation weightings will be reassessed quarterly but tactical adjustments may be made more frequently than quarterly. The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as ETNs, CLNs and commodity futures and swaps. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%, although the Manager does not currently anticipate that such exposure would exceed 25% of the Portfolio’s total assets.

PORTFOLIO ADVISER COMMENTARY

Given the backdrop of generally rising rates, fixed income markets were challenged over the semi-annual period ended May 31, 2018. Oil prices rallied during the period, which benefited many MLPs. Outside of the US, Emerging Market bonds generally underperformed, as a stronger dollar and rising risk aversion helped depress returns. After a strong start in January, US large cap equities retreated as fears of trade wars, concerns over the Fed raising interest rates, and increasing volatility appeared to weigh on the markets. Equity volatility spiked in February as markets suffered their first correction since January 2016. Despite the correction, equities posted positive returns through May 2018, the end of the semi-annual period. Foreign Developed Markets underperformed the US, ending flat during the period. Emerging Markets sold off in May, appearing rattled over concerns of tariffs, and underperformed the US equity market during the period. At the end of the period, the James Alpha Family Office Portfolio’s underlying family office strategies allocated roughly 51% of their portfolios to Public Equity, out of which 11% was International and 4% Emerging Market, largely benefiting performance. Most of their Fixed Income allocation was in the US, at 11%, negatively impacting performance. The remaining significant allocations were to Private Equity, Hedge Funds, and Real Estate. They maintained around 5% in Cash & Cash Equivalents.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

JAMES ALPHA FAMILY OFFICE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
FlexShares Quality Dividend Index Fund	8.3%
PowerShares S&P MidCap 400 Equal Weight Portfolio	7.0%
iShares Micro-Cap ETF	6.8%
iShares Core S&P Mid-Cap ETF	5.8%
PIMCO Enhanced Short Maturity Active	5.7%
SPDR Dow Jones International Real Estate ETF	5.0%
Vanguard Total International Stock ETF	4.6%
Vanguard FTSE All-World ex-US ETF	4.4%
PowerShares S&P 500 Equal Weight Portfolio	3.5%
Peritus High Yield ETF	3.5%

*	Based on total net assets as of May 31, 2018.

Excludes short-term investments.

Portfolio Composition*

The Dow Jones Moderate Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months).

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA RELATIVE VALUE PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Periods Ended May 31, 2018
	Six Months:	Inception:
	11/30/17 – 5/31/2018	8/18/17 – 5/31/18
Class A
With Sales Charge	(5.34)%	(4.00)%
Without Sales Charge	0.45%	1.86%
Class C
With Sales Charge	(0.55)%	0.86%
Without Sales Charge	0.45%	1.86%
Class I	0.45%	1.86%
Class S	0.55%	1.96%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 30, 2018, is 2.52%, 3.27%, 2.27% and 1.58% for the A, C, I and S Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of “relative value” investment strategies. Relative value investment strategies seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market. The Portfolio expects to gain exposure to asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. In constructing the Portfolio’s investments, the Portfolio’s Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize relative value investment strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds’ returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%.

PORTFOLIO ADVISER COMMENTARY

During the semi-annual period ended May 31, 2018, fixed income struggled as rates generally moved higher. Policy expectations for the new administration in the US reignited inflation expectations, helping cause benchmark interest rates to rise and bond prices to fall. Furthermore, the Federal Reserve raised policy rates during the period. US mortgage delinquencies declined as new home sales rose, helping to boost returns in the Residential Mortgage Backed Securities market. Oil prices rallied during the period, which benefited the MLP sector. Outside of the US, emerging market bonds underperformed as a stronger dollar and rising risk aversion weighed on returns. After a strong start in January, US large cap equities retreated as fears of trade wars, concerns over the Fed raising interest rates, and increasing volatility appeared to weigh on the markets. Equity volatility spiked in February as markets suffered their first correction since January 2016. Despite the correction, equities posted positive returns through May 2018, the end of the semi-annual period. Foreign Developed Markets underperformed the US, ending flat during the period. Emerging Markets sold off in May, appearing rattled over concerns of tariffs, and underperformed the US equity market during the period. During the period, the James Alpha Relative Value Portfolio’s “yield alternative” fixed income style holdings benefitted from a recovery in oil prices and the solid US housing market. Volatility-oriented styles in the Portfolio were the only detractors with negative returns for the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

JAMES ALPHA RELATIVE VALUE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
AlphaCentric Income Opportunities Fund - Class I	18.4%
Semper MBS Total Return Fund - Institutional Class	14.2%
American Beacon Sound Point Floating Rate Income - Class Y	9.5%
Kellner Merger Fund - Institutional Class	9.4%
Peritus High Yield ETF	9.4%
PIMCO Enhanced Short Maturity Active	8.6%
SPDR Nuveen S&P High Yield Municipal Bond ETF	4.0%
Alerian MLP ETF	3.3%
SPDR Bloomberg Barclays Convertible Securities	3.3%
iShares Barclays USD Asia High Yield Bond Index	1.9%

*	Based on total net assets as of May 31, 2018.

Excludes short-term investments.

Portfolio Composition*

HFRI Relative Value (Total) Index: Investment Managers who maintain positions in which the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Managers employ a variety of fundamental and quantitative techniques to establish investment theses, and security types range broadly across equity, fixed income, derivative or other security types. Fixed income strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the investment manager. RV position may be involved in corporate transactions also, but as opposed to ED exposures, the investment thesis is predicated on realization of a pricing discrepancy between related securities, as opposed to the outcome of the corporate transaction.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

JAMES ALPHA TOTAL HEDGE PORTFOLIO

Advised by: James Alpha Advisors, LLC, New York, New York

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Periods Ended May 31, 2018
	Six Months:	Inception:
	11/30/17 – 5/31/18	6/30/17 – 5/31/18
Class A
With Sales Charge	(4.77)%	(1.18)%
Without Sales Charge	1.01%	4.85%
Class C
With Sales Charge	(0.37)%	3.36%
Without Sales Charge	0.63%	4.36%
Class I	1.09%	5.13%
Class S	1.09%	5.13%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (800) 807-FUND. A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 30, 2018, is 2.44%, 3.19%, 2.19% and 1.62% for the A, C, I and S Classes, respectively.

PORTFOLIO INVESTMENT STRATEGIES AND TECHNIQUES

The Portfolio seeks to achieve its investment objective by attempting to outperform the returns of a variety of investment strategies offered by private funds. The private fund investment strategies the returns of which the Portfolio will seek to outperform include “hedged equity,” “event driven,” “macro,” and “relative value” strategies. A hedged equity investment strategy typically involves establishing both long and short positions in equity or equity-linked instruments. Event driven investment strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. Macro based strategies aim to exploit macro-economic imbalances across the globe. Relative value strategies seek to identify and capitalize on valuation discrepancies between related financial instruments rather than on the direction of the general market. The Portfolio expects to gain exposure to these asset classes primarily through exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) and mutual funds, although the Portfolio may invest directly in currencies, equities and fixed income securities. The Portfolio also expects to invest in derivative instruments to gain exposure to one or more asset classes, individual investments or investment strategies. In constructing the Portfolio’s investments, the Portfolio’s Manager employs proprietary techniques and models to evaluate the drivers of performance of private funds that utilize hedged equity, event driven, macro and relative value strategies. The Manager then identifies investments that it believes have similar drivers of performance to attempt to produce returns that correlate with, but are not identical to, the returns of the private funds tracked by the Manager. The Manager then determines the appropriate percentage that each particular investment strategy should represent of the entire Portfolio and weights the exposure to that investment strategy accordingly. The private fund returns on which the Manager’s models are based are pulled from various sources and do not represent the returns of the entire private fund universe. The private funds’ returns tracked by the Manager, the factors driving those returns and the percentage weightings assigned by the Manager to each investment strategy are all expected to change over time. The Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”) to gain exposure to certain commodity-linked investments such as commodity futures, options and swap contracts. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agricultural/livestock. The Portfolio may hold investments with commodity exposure outside of the Subsidiary and, therefore it is possible the Portfolio’s exposure to commodities could exceed 25%.

PORTFOLIO ADVISER COMMENTARY

The US economy ended 2017 in good shape. While the start of 2018 was riddled with volatility largely unseen in previous years, the fundamentals of the global economy are encouraging to us, though signals for economic acceleration are more mixed. The labor market in the Eurozone remains strong, however, concerns about the global trade war and higher oil prices appear to be weighing on corporate sentiment. After a strong start in January, US large cap equities retreated as fears of trade wars, concerns over the Fed raising interest rates, and increasing volatility appeared to weigh on the markets. Equity volatility spiked in February as markets suffered their first correction since January 2016. Despite the correction, equities posted positive returns through May 31, 2018, the end of the semi-annual period. Foreign Developed Markets underperformed the US, ending flat during the period. Emerging Markets sold off in May, appearing rattled over concerns of tariffs, and underperformed the US equity market during the period. Given the backdrop of generally rising rates, fixed income markets were challenged over the semi-annual period ended May 31, 2018. Oil prices rallied during the period, which benefited many MLPs. Outside of the US, Emerging Market bonds generally underperformed, as a stronger dollar and rising risk aversion helped depress returns. During the semi-annual period, many of the hedge fund manager styles the James Alpha Total Hedge Portfolio follows provided solid risk-adjusted performance. Equity Hedge and Event Driven managers benefitted the most from the recent bout of volatility and strong corporate earnings. The Macro managers category was the only detractor from performance during the period.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

JAMES ALPHA TOTAL HEDGE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*
% of
Company	Net Assets
American Beacon Sound Point Floating Rate Income - Class Y	15.0%
Semper MBS Total Return Fund - Institutional Class	4.5%
Peritus High Yield ETF	3.8%
AlphaCentric Income Opportunities Fund - Class I	3.1%
iShares Barclays USD Asia High Yield Bond Index	2.9%
PIMCO Enhanced Short Maturity Active	2.8%
PowerShares Global Short Term High Yield Bond	2.6%
Vanguard Total World Stock ETF	2.2%
Altegris Futures Evolution Strategy Fund - Class I	2.2%
iShares iBoxx $ High Yield Corporate Bond ETF	2.1%

*	Based on total net assets as of May 31, 2018.

Excludes short-term investments.

Portfolio Composition*

The HFRI Fund Weighted Composite Index is a global, equal-weighted index of appx. 1,900 single-manager funds that report to HFR Database. Constituent funds report monthly net of all fees performance in US Dollar and have a minimum of $50 Million under management or a twelve (12) month track record of active performance. The HFRI Fund Weighted Composite Index does not include Funds of Hedge Funds.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EHS PORTFOLIO
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 67.7%
	BONDS - 0.2%
310	SPDR Doubleline Total Return Tactical ETF	$14,765

	EQUITY FUNDS - 27.3%
205	AdvisorShares STAR Global Buy-Write ETF *	6,353
2,113	iShares Micro-Cap ETF	220,766
461	iShares Russell 1000 ETF	69,625
2,039	iShares Russell 1000 Growth ETF	290,415
226	iShares Russell 1000 Value ETF	27,357
1,263	iShares Russell 2000 ETF	205,579
1,013	iShares Russell 2000 Growth ETF	205,517
117	iShares Russell 2000 Value ETF	15,370
1,811	iShares Russell Mid-Cap Growth ETF	228,766
213	iShares Russell Mid-Cap Value ETF	18,708
467	ISHARES S&P/TSX SMALLCAP INDEX ETF	5,951
1,648	PowerShares S&P 500 Equal Weight Portfolio *	166,942
3,952	PowerShares S&P 500 Pure Value Portfolio *	260,200
		1,721,549
	INTERNATIONAL FUNDS - 24.5%
1,177	Columbia India Consumer ETF	54,836
1,912	Global X China Consumer ETF	36,615
84	Global X MSCI Argentina ETF	2,504
20	Global X MSCI Nigeria ETF	418
92	iShares China Large-Cap ETF	4,296
443	iShares Latin America 40 ETF	13,906
107	iShares MSCI All Country Asia ex Japan ETF	8,132
379	iShares MSCI Brazil ETF	13,500
2,457	iShares MSCI EAFE ETF	170,516
1,486	iShares MSCI Frontier 100 ETF	44,922
880	iShares MSCI Germany Small-Cap ETF	56,267
432	iShares MSCI Indonesia ETF	11,025
49	iShares MSCI Ireland ETF	2,374
420	iShares MSCI Japan ETF	25,091
30	iShares MSCI Japan Small-Cap ETF	2,417
180	iShares MSCI Peru ETF	7,585
226	iShares MSCI Philippines ETF	7,352
146	iShares MSCI Poland ETF	3,311
96	iShares MSCI South Africa ETF	5,974
165	iShares MSCI Taiwan ETF	6,044
204	iShares MSCI Thailand ETF	19,188
184	iShares MSCI UAE ETF	3,003
1,111	iShares MSCI United Kingdom Small-Cap ETF	49,449
2,297	Powershares China Small Cap Index ETF *	74,745
451	SPDR EURO STOXX 50 ETF	17,864
2,099	SPDR S&P Emerging Asia Pacific ETF	220,500
360	VanEck Vectors Africa Index ETF	8,766
1,616	VanEck Vectors Brazil Small-Cap ETF	31,512
1,344	VanEck Vectors Egypt Index ETF	48,008
341	VanEck Vectors India Small-Cap Index ETF	18,342
1,641	VanEck Vectors Russia ETF	34,642
2,011	VanEck Vectors Vietnam ETF	33,564
994	Vanguard FTSE Emerging Markets ETF	44,342
1,947	Vanguard Total World Stock ETF	144,779

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EHS PORTFOLIO
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 67.7% (Continued)
	INTERNATIONAL FUNDS - 24.5% (Continued)
948	WisdomTree Emerging Markets SmallCap Dividend	$48,983
20	WisdomTree Europe SmallCap Dividend Fund	1,382
1,262	WisdomTree Japan Hedged SmallCap Equity Fund	56,487
4,560	WisdomTree Middle East Dividend Fund	87,552
4,066	Xtrackers Harvest CSI 300 China A-Shares ETF	120,354
		1,540,547
	PREFERRED FUND - 0.9%
2,899	PowerShares Financial Preferred Portfolio *	53,226

	SECTOR FUNDS - 14.8%
670	Alerian MLP ETF	6,934
2,490	AlphaClone Alternative Alpha ETF *	116,084
193	Consumer Discretionary Select Sector SPDR Fund	20,412
10	Energy Select Sector SPDR Fund	760
439	First Trust Dow Jones Internet Index Fund *	59,006
3,169	First Trust Financial AlphaDEX Fund	100,109
166	iShares Core Conservative Allocation ETF	5,656
402	iShares Nasdaq Biotechnology ETF	43,597
360	iShares North American Tech-Software ETF	65,862
255	iShares Silver Trust *	3,942
57	iShares U.S. Consumer Services ETF	10,701
15	iShares U.S. Financial Services ETF	1,978
248	iShares U.S. Healthcare Providers ETF	42,396
12	iShares U.S. Medical Devices ETF	2,375
389	KraneShares CSI China Internet ETF	23,943
99	Materials Select Sector SPDR Fund	5,760
619	PowerShares China Real Estate Portfolio *	18,774
356	PowerShares Chinese Yuan Dim Sum Bond Portfolio *	8,537
193	PowerShares DWA Consumer Cyclicals Momentum *	10,327
307	PowerShares S&P SmallCap Energy Portfolio *	5,320
829	PowerShares S&P SmallCap Health Care Portfolio *	103,807
96	PowerShares S&P SmallCap Information Technology *	7,916
76	PowerShares S&P SmallCap Utilities Portfolio *	4,012
16	PowerShares Water Resources Portfolio *	487
137	ProShares Short VIX Short-Term Futures ETF *	1,771
2,276	SPDR Bloomberg Barclays Convertible Securities	121,311
108	SPDR Gold Shares *	13,295
908	SPDR S&P Regional Banking ETF	57,367
99	SPDR S&P Retail ETF	4,591
164	VanEck Vectors Global Alternative Energry ETF	9,985
195	VanEck Vectors Junior Gold Miners ETF	6,382
161	VanEck Vectors Semiconductor ETF	17,258
1,921	VanEck Vectors Unconventional Oil & Gas ETF	32,407
		933,062

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,215,469)	4,263,149

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EHS PORTFOLIO
May 31, 2018

Shares		Value
	OPEN ENDED FUNDS - 22.8%
14,284	AlphaCentric Income Opportunities Fund - Class I	$175,408
73,014	American Beacon Sound Point Floating Rate Income - Class Y	752,774
10,570	Kellner Merger Fund - Institutional Class *	114,260
36,867	Semper MBS Total Return Fund - Institutional Class	393,371
	TOTAL OPEN ENDED FUNDS (Cost - $1,439,918)	1,435,813

	SHORT-TERM INVESTMENTS - 9.2%
579,711	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^
	(Cost - $579,711)	579,711

	TOTAL INVESTMENTS - 99.7% (Cost - $6,235,098)	$6,278,673

	OTHER ASSETS LESS LIABILITIES - 0.3%	18,028

	NET ASSETS - 100.0%	$6,296,701

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EHS PORTFOLIO
May 31, 2018

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation / (Depreciation)
To Buy:
Japanese Yen	6/22/2018	BNY	7,256,465	$66,897	$895
Mexican Peso	6/22/2018	BNY	30,648	1,525	(31)
				$66,897	$864

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation / (Depreciation)
To Sell:
Australian Dollar	6/22/2018	BNY	(21,845)	$(16,531)	$(109)
British Pound	6/22/2018	BNY	(17,342)	(23,104)	313
Canadian Dollar	6/22/2018	BNY	(8,076)	(6,230)	81
Euro	6/22/2018	BNY	(30,522)	(35,692)	351
				$(81,557)	$636

Total Unrealized Gain On Forward Currency Contracts					$1,500

*	BNY - Bank of New York

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 62.0%
	BONDS - 31.2%
13,958	Highland/iBoxx Senior Loan ETF	$254,105
24,114	iShares Barclays USD Asia High Yield Bond Index	248,133
203	iShares CMBS ETF	10,211
81	iShares MBS ETF	8,449
33,265	Peritus High Yield ETF	1,220,160
30	PowerShares Chinese Yuan Dim Sum Bond Portfolio *	720
44,401	PowerShares Global Short Term High Yield Bond *	1,045,200
40	PowerShares Senior Loan Portfolio *	920
9,145	SPDR Barclays Euro High Yield Bond UCITS ETF	609,113
513	SPDR Doubleline Total Return Tactical ETF	24,434
6,440	VanEck Vectors Emerging Markets High Yield Bond	149,472
2,336	VanEck Vectors Fallen Angel High Yield Bond ETF	67,440
3,095	VanEck Vectors International High Yield Bond ETF	76,013
		3,714,370
	EQUITY FUNDS - 6.7%
2,345	Direxion Daily Small Cap Bull 3X Shares	190,390
1,782	iShares Micro-Cap ETF	186,183
348	iShares Russell 2000 ETF	56,644
676	iShares Russell 2000 Growth ETF	137,147
542	iShares Russell 2000 Value ETF	71,203
3,336	ProShares UltraPro S&P 500	154,557
		796,124
	INTERNATIONAL FUNDS - 9.9%
10	iShares China Large-Cap ETF	467
6	iShares Latin America 40 ETF	188
21	iShares MSCI Brazil ETF	748
247	iShares MSCI Emerging Markets ETF	11,286
1,898	iShares MSCI Japan ETF	113,387
3,541	Powershares China Small Cap ETF *	115,224
784	VanEck Vectors Africa Index ETF	19,090
844	VanEck Vectors Brazil Small-Cap ETF	16,458
538	VanEck Vectors Egypt Index ETF	19,217
2,167	VanEck Vectors Russia ETF	45,745
874	VanEck Vectors Russia Small-Cap ETF	32,784
1,739	Vanguard FTSE Emerging Markets ETF	77,577
6,047	Vanguard Total World Stock ETF	449,655
2,039	WisdomTree Europe SmallCap Dividend Fund	140,875
739	WisdomTree Japan Hedged Quality Dividend Growth Fund	20,677
2,528	WisdomTree Japan Hedged SmallCap Equity Fund	113,153
174	Xtrackers Harvest CSI 300 China A-Shares ETF	5,151
		1,181,682
	PREFERRED FUND - 0.6%
3,912	PowerShares Financial Preferred Portfolio	71,824

	SECTOR FUNDS - 13.6%
693	Alerian MLP ETF	7,172
2,938	First Trust Financial AlphaDEX Fund	92,813
33,194	IQ Merger Arbitrage ETF *	1,020,052
955	IQ US Real Estate Small Cap ETF	24,701
1,394	ISHARES STOXX EUROPE 600 BANKS UCITS ETF DE	26,735
3,594	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE	120,111
481	KraneShares CSI China Internet ETF	29,606
34	ProShares Merger ETF	1,197
3,683	SPDR Blackstone / GSO Senior Loan ETF	174,095
112	SPDR Bloomberg Barclays Convertible Securities	5,970
465	SPDR S&P Regional Banking ETF	29,379
820	SPDR S&P Retail ETF	38,023
581	Vanguard Real Estate ETF	45,835
		1,615,689

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,479,653)	7,379,689

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
May 31, 2018

Shares		Value
	OPEN ENDED FUNDS - 35.5%
35,079	AlphaCentric Income Opportunities Fund - Class I	$430,770
33,208	American Beacon Sound Point Floating Rate Income - Class Y	342,375
126,286	Kellner Merger Fund - Institutional Class *	1,365,147
107,171	Merger Fund - Investor Class	1,776,899
29,226	Semper MBS Total Return Fund - Institutional Class	311,841
	TOTAL OPEN ENDED FUNDS (Cost - $4,182,634)	4,227,032

	SHORT-TERM INVESTMENTS - 1.8%
215,587	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^
	(Cost - $215,587)	215,587

	TOTAL INVESTMENTS - 99.3% (Cost - $11,877,874)	$11,822,308

	OTHER ASSETS LESS LIABILITIES - 0.7%	79,874

	NET ASSETS - 100.0%	$11,902,182

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

OPEN RETURN SWAPS - 0.4%

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index (“Markit Index”) and The Goldman Sachs 5-year Tresury Futures Index N1 Class B (“Goldman Futures Index”). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

Notional					Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Expiration Date	Fixed Rate	Rate #	Appreciation
3,146,226	Goldman Sachs HY Synthetic Corporate 5Y Total Return	21,823	Goldman Sachs	2/5/2019	Pay	2.3020	$35,148
498,571	Goldman Sachs HY Synthetic Corporate 5Y Total Return	3,458	Goldman Sachs	2/5/2019	Pay	2.3020	5,570
797,870	Goldman Sachs HY Synthetic Corporate 5Y Total Return	5,534	Goldman Sachs	2/5/2019	Pay	2.3020	8,913
200,000	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,381	Goldman Sachs	2/5/2019	Pay	2.3300	1,359
							$50,990

#	Variable rate is Libor plus 0.11%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
May 31, 2018

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation
To Buy:
Japanese Yen	6/22/2018	BNY	1,401,414	$12,920	$173

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation/(Depreciation)
To Sell:
Australian Dollar	6/22/2018	BNY	(22,955)	$(17,371)	$(115)
Canadian Dollar	6/22/2018	BNY	(62,057)	(47,871)	620
Euro	6/22/2018	BNY	(714,147)	(835,117)	8,219
Mexican Peso	6/22/2018	BNY	(842,170)	(41,914)	857
				$(942,273)	$9,581

Total Unrealized Gain On Forward Currency Contracts					$9,754

*	BNY = Bank of New York

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
May 31, 2018

Shares		Value
	COMMON STOCK - 0.1%
	AEROSPACE/DEFENSE - 0.1%
23	Boeing Co.	$8,100

	CHEMICALS - 0.0%
86	DowDuPont, Inc.	5,513

	MISCELLANEOUS MANUFACTURING - 0.0%
38	Illinois Tool Works, Inc.	5,461

	SOFTWARE - 0.0%
57	Microsoft Corp.	5,634

	TOTAL COMMON STOCK (Cost - $24,904)	24,708

	EXCHANGE TRADED FUNDS - 93.5%
	BONDS - 47.8%
24,581	FlexShares Quality Dividend Index Fund	1,117,452
70	iShares Barclays USD Asia High Yield Bond Index	720
3,989	iShares Core S&P Mid-Cap ETF	776,938
1,057	iShares Core U.S. Aggregate Bond ETF	112,528
2,281	iShares iBoxx $ High Yield Corporate Bond ETF	194,752
97	iShares JP Morgan USD Emerging Markets Bond ETF	10,557
1,011	iShares Short Treasury Bond ETF	111,625
12,911	Peritus High Yield ETF	473,576
2,845	PIMCO Active Bond Exchange-Traded Fund	293,632
7,632	PIMCO Enhanced Short Maturity Active	775,717
291	Powershares FTSE RAFI US 1000 Portfolio *	32,793
4,693	PowerShares S&P 500 Equal Weight Portfolio *	475,401
14,241	PowerShares S&P MidCap 400 Equal Weight Portfolio *	938,909
3,586	PowerShares S&P Spin-Off Portfolio *	193,895
1,562	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	143,032
3,208	SPDR Bloomberg Barclays High Yield Bond ETF	114,268
8,858	SPDR Doubleline Total Return Tactical ETF	421,907
1,365	Vanguard Total Bond Market ETF	108,395
2,735	Vanguard Total International Bond ETF	148,866
		6,444,963
	EQUITY FUNDS - 12.8%
1,106	First Trust Dow Jones Select Microcap Index Fund	55,858
1,843	iShares Edge MSCI Min Vol USA ETF	96,868
48	iShares Edge MSCI USA Momentum Factor ETF	5,286
629	iShares Edge MSCI USA Quality Factor ETF	52,729
8,763	iShares Micro-Cap ETF	915,558
349	iShares Russell 1000 Value ETF	42,246
808	iShares Russell 2000 Growth ETF	163,927
1,486	iShares Russell Top 200 ETF	93,113
648	Oppenheimer Large Cap Revenue ETF	32,880
1,221	ProShares UltraPro S&P 500	56,569
71	SPDR S&P 500 ETF Trust	19,237
1,311	SPDR S&P 600 Small CapETF	188,299
12	Vanguard Russell 2000 ETF	1,568
		1,724,138
	INTERNATIONAL FUNDS - 25.8%
6,352	iShares Edge MSCI Min Vol Emerging Markets ETF	386,773
1,592	iShares Edge MSCI Min Vol Global ETF	133,362
10	iShares MSCI Emerging Markets ETF	457
27,859	PowerShares Global Listed Private Equity *	337,651
1,551	SPDR Dow Jones Global Real Estate ETF	74,014
16,825	SPDR Dow Jones International Real Estate ETF	672,664
926	SPDR S&P Emerging Asia Pacific ETF	97,276
563	SPDR S&P International Small Cap ETF	19,981

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 93.5% (Continued)
	INTERNATIONAL FUNDS - 25.8% (Continued)
103	Vanguard FTSE All World ex-US Small-Cap ETF	$12,303
11,201	Vanguard FTSE All-World ex-US ETF	600,262
3,659	Vanguard FTSE Emerging Markets ETF	163,228
11,097	Vanguard Total International Stock ETF	620,100
4,722	Vanguard Total World Stock ETF	351,128
90	WisdomTree International SmallCap Dividend Fund	6,784
		3,475,983
	SECTOR FUNDS - 7.1%
16,795	ELEMENTS Linked to the Rogers International *	97,243
140	iPath Bloomberg Commodity Index Total Return ETN *	3,560
3,003	iShares S&P GSCI Commodity Indexed Trust *	53,123
723	iShares U.S. Real Estate ETF	56,531
128	Materials Select Sector SPDR Fund	7,447
260	PowerShares Buyback Achievers Portfolio *	14,708
10,565	PowerShares DB Commodity Index Tracking Fund *	190,487
2,492	PowerShares DWA Momentum Portfolio *	138,082
474	VanEck Vectors Natural Resource ETF	17,801
5,071	Vanguard Global ex-U.S. Real Estate ETF	306,238
482	Vanguard Real Estate ETF	38,025
280	Vanguard Total Stock Market ETF	39,211
		962,456

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,582,545)	12,607,540

	OPEN ENDED FUNDS - 3.3%
35,246	Leland Thomson Reuters Private Equity Index Fund - Class I (Cost - $447,499)	442,668

	SHORT-TERM INVESTMENTS - 2.9%
397,050	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^
	(Cost - $397,050)	397,050

	TOTAL INVESTMENTS - 99.8% (Cost - $13,451,998)	$13,471,966

	OTHER ASSETS LESS LIABILITIES - 0.2%	28,655

	NET ASSETS - 100.0%	$13,500,621

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 44.9%
	BONDS - 28.5%
3,143	Direxion Daily 20 Year Plus Treasury Bull 3x	$60,283
32	FINEX TRADABLE RUSSIAN CORPORATE BONDS UCITS *	3,476
231	Highland/iBoxx Senior Loan ETF	4,205
18,595	iShares Barclays USD Asia High Yield Bond Index	191,342
23	iShares Core U.S. Aggregate Bond ETF	2,449
25,914	Peritus High Yield ETF	950,526
8,603	PIMCO Enhanced Short Maturity Active	874,409
708	PowerShares Chinese Yuan Dim Sum Bond Portfolio	16,978
12	PowerShares Senior Loan Portfolio	276
2,010	SPDR Barclays Euro High Yield Bond UCITS ETF	133,878
3,287	SPDR Doubleline Total Return Tactical ETF	156,560
7,180	SPDR Nuveen S&P High Yield Municipal Bond ETF	405,024
1,073	VanEck Vectors Fallen Angel High Yield Bond ETF	30,978
1,771	VanEck Vectors International High Yield Bond ETF	43,496
229	Vanguard Total Bond Market ETF	18,185
		2,892,065
	EQUITY FUNDS - 1.2%
2,280	AdvisorShares STAR Global Buy-Write ETF *	70,657
65	iShares S&P Mid-Cap 400 Growth ETF	14,593
699	ProShares UltraPro S&P 500	32,385
		117,635
	INTERNATIONAL FUNDS - 4.1%
218	iShares China Large-Cap ETF	10,180
991	iShares EURO STOXX Mid UCITS ETF EUR Dist	71,861
137	iShares JP Morgan USD Emerging Markets Bond ETF	14,911
248	iShares Latin America 40 ETF	7,785
325	iShares MSCI All Country Asia ex Japan ETF	24,700
952	iShares MSCI Japan ETF	56,872
57	iShares MSCI Japan Small-Cap ETF	4,593
267	POWERSHARES CHINA SMALL CAP INDEX ETF *	8,688
170	VanEck Vectors J.P. Morgan EM Local Currency Bond	3,012
142	VanEck Vectors Russia ETF	2,998
775	Vanguard FTSE Emerging Markets ETF	34,573
2,060	Vanguard Total World Stock ETF	153,182
123	WisdomTree International SmallCap Dividend Fund	9,272
94	WisdomTree Japan Hedged Equity Fund	5,219
103	WisdomTree Japan Hedged Quality Dividend Growth	2,882
8	Xtrackers Harvest CSI 300 China A-Shares ETF	237
		410,965
	PREFERRED FUNDS - 0.7%
621	iShares US Preferred Stock ETF	23,132
1,996	PowerShares Variable Rate Preferred Portfolio	49,601
		72,733
	SECTOR FUNDS - 10.4%
32,223	Alerian MLP ETF	333,508
368	Energy Select Sector SPDR Fund	27,975
2,054	IQ Merger Arbitrage ETF *	63,119
1,103	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE	36,862
1,420	PowerShares KBW Property & Casualty Insurance	86,535
6,629	ProShares Short VIX Short-Term Futures ETF *	85,713
6,239	SPDR Bloomberg Barclays Convertible Securities	332,539
23	SPDR Gold Shares *	2,831
15	SPDR S&P Insurance ETF	456
1,098	Vanguard Real Estate ETF	86,621
		1,056,159

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,606,256)	4,549,557

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
May 31, 2018

Shares		Value
	OPEN ENDED FUNDS - 51.6%
151,892	AlphaCentric Income Opportunities Fund - Class I	$1,865,233
93,474	American Beacon Sound Point Floating Rate Income - Class Y	963,719
88,714	Kellner Merger Fund - Institutional Class *	959,003
135,266	Semper MBS Total Return Fund - Institutional Class	1,443,288
	TOTAL OPEN ENDED FUNDS (Cost - $5,233,143)	5,231,243

	SHORT-TERM INVESTMENTS - 4.0%
410,315	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^
	(Cost - $410,315)	$410,315

	TOTAL INVESTMENTS - 100.5% (Cost - $10,249,714)	$10,191,115

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(51,832)

	NET ASSETS - 100.0%	$10,139,283

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

OPEN RETURN SWAPS - 0.2%

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index (“Markit Index”) and The Goldman Sachs 5-year Tresury Futures Index N1 Class B (“Goldman Futures Index”). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

Notional				Expiration	Pay/Receive	Variable	Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	Appreciation
786,557	Goldman Sachs HY Synthetic Corporate 5Y Total Return	5,456	Goldman Sachs	2/5/2019	Pay	2.3020	$8,787
249,285	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,729	Goldman Sachs	2/5/2019	Pay	2.3020	2,785
598,402	Goldman Sachs HY Synthetic Corporate 5Y Total Return	4,151	Goldman Sachs	2/5/2019	Pay	2.3020	6,685
300,000	Goldman Sachs HY Synthetic Corporate 5Y Total Return	2,072	Goldman Sachs	2/5/2019	Pay	2.3300	2,039
							$20,296

#	Variable rate is Libor plus 0.11%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
May 31, 2018

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation
To Buy:
Japanese Yen	6/22/2018	BNY	920,758	8,488	$113

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Euro	6/22/2018	BNY	(179,923)	$(210,400)	$2,071
British Pound	6/22/2018	BNY	(55,190)	(73,526)	997
				$(283,926)	$3,068

Total Unrealized Gain On Forward Currency Contracts					$3,181

*	BNY = Bank of New York

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 65.3%
	BONDS - 21.5%
513	Direxion Daily 20 Year Plus Treasury Bull 3x	$9,839
6	FINEX TRADABLE RUSSIAN CORPORATE BONDS UCITS *	652
7,378	Highland/iBoxx Senior Loan ETF	134,317
23,616	iShares Barclays USD Asia High Yield Bond Index	243,009
15	iShares CMBS ETF	755
4	iShares Core U.S. Aggregate Bond ETF	426
2,089	iShares iBoxx $ High Yield Corporate Bond ETF	178,359
218	iShares JP Morgan USD Emerging Markets Bond ETF	23,727
6	iShares MBS ETF	626
8,600	Peritus High Yield ETF	315,448
194	PIMCO Enhanced Low Duration Active	19,378
2,344	PIMCO Enhanced Short Maturity Active	238,244
370	PowerShares Chinese Yuan Dim Sum Bond Portfolio	8,873
9,387	PowerShares Global Short Term High Yield Bond	220,970
34	PowerShares Senior Loan Portfolio	782
918	SPDR Blackstone / GSO Senior Loan ETF	43,394
1,852	SPDR Bloomberg Barclays High Yield Bond ETF	65,968
364	SPDR Doubleline Total Return Tactical ETF	17,337
1,198	SPDR Nuveen S&P High Yield Municipal Bond ETF	67,579
3,211	VanEck Vectors Emerging Markets High Yield Bond	74,527
964	VanEck Vectors Fallen Angel High Yield Bond ETF	27,831
560	VanEck Vectors International High Yield Bond ETF	13,754
28	VanEck Vectors J.P. Morgan EM Local Currency Bond	496
38	Vanguard Total Bond Market ETF	3,017
1,720	Vanguard Total International Bond ETF	93,620
		1,802,928
	EQUITY FUNDS - 13.1%
3,888	AdvisorShares STAR Global Buy-Write ETF *	120,489
369	Credit Suisse FI Large Cap Growth Enhanced ETN *	92,733
801	Direxion Daily Small Cap Bull 3X Shares	65,033
146	Horizons S&P 500 Covered Call ETF	7,249
1,621	iShares Micro-Cap ETF	169,362
322	iShares Russell 1000 ETF	48,632
158	iShares Russell 1000 Value ETF	19,126
740	iShares Russell 2000 Growth ETF	150,131
125	iShares Russell 2000 Value ETF	16,421
1,267	iShares Russell Mid-Cap Growth ETF	160,047
149	iShares Russell Mid-Cap Value ETF	13,087
15	iShares S&P Mid-Cap 400 Growth ETF	3,368
327	ISHARES S&P/TSX SMALLCAP INDEX ETF	4,167
2,511	PowerShares S&P 500 Pure Value Portfolio *	165,324
1,320	ProShares UltraPro S&P 500	61,156
		1,096,325
	INTERNATIONAL FUNDS - 12.7%
7	AdvisorShares Dorsey Wright ADR ETF	404
59	Global X MSCI Argentina ETF	1,759
14	Global X MSCI Nigeria ETF	293
101	iShares China Large-Cap ETF	4,717
165	iShares EURO STOXX Mid UCITS ETF EUR Dist	11,965
468	iShares Latin America 40 ETF	14,691
216	iShares MSCI All Country Asia ex Japan ETF	16,416
273	iShares MSCI Brazil ETF	9,724
2,032	iShares MSCI EAFE ETF	141,021
20	iShares MSCI Emerging Markets ETF	914
1,157	iShares MSCI Frontier 100 ETF	34,976
616	iShares MSCI Germany Small-Cap ETF	39,387
303	iShares MSCI Indonesia ETF	7,733
34	iShares MSCI Ireland ETF	1,648
644	iShares MSCI Japan ETF	38,473
30	iShares MSCI Japan Small-Cap ETF	2,417
126	iShares MSCI Peru ETF	5,310
158	iShares MSCI Philippines ETF	5,140
102	iShares MSCI Poland ETF	2,313
67	iShares MSCI South Africa ETF	4,169
116	iShares MSCI Taiwan ETF	4,249

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 65.3% (Continued)
	INTERNATIONAL FUNDS - 12.7% (Continued)
143	iShares MSCI Thailand ETF	$13,451
129	iShares MSCI UAE ETF	2,105
1,540	iShares MSCI United Kingdom ETF	55,486
777	iShares MSCI United Kingdom Small-Cap ETF	34,583
1,936	POWERSHARES CHINA SMALL CAP INDEX ETF *	62,997
315	SPDR EURO STOXX 50 ETF	12,477
315	VanEck Vectors Africa Index ETF	7,670
1,198	VanEck Vectors Brazil Small-Cap ETF	23,361
984	VanEck Vectors Egypt Index ETF	35,148
238	VanEck Vectors India Small-Cap Index ETF	12,802
1,346	VanEck Vectors Russia ETF	28,414
70	VanEck Vectors Russia Small-Cap ETF	2,626
1,407	VanEck Vectors Vietnam ETF	23,483
1,286	Vanguard FTSE Emerging Markets ETF	57,368
2,473	Vanguard Total World Stock ETF	183,892
664	WisdomTree Emerging Markets SmallCap Dividend	34,309
177	WisdomTree Europe SmallCap Dividend Fund	12,229
21	WisdomTree International SmallCap Dividend Fund	1,583
14	WisdomTree Japan Hedged Equity Fund	777
77	WisdomTree Japan Hedged Quality Dividend Growth	2,154
1,086	WisdomTree Japan Hedged SmallCap Equity Fund	48,609
3,191	WisdomTree Middle East Dividend Fund	61,267
		1,064,510
	PREFERRED FUND - 0.1%
103	iShares US Preferred Stock ETF	3,837

	SECTOR FUNDS - 17.9%
5,713	Alerian MLP ETF	59,130
1,742	AlphaClone Alternative Alpha ETF *	81,212
823	Columbia India Consumer ETF	38,344
135	Consumer Discretionary Select Sector SPDR Fund	14,278
68	Energy Select Sector SPDR Fund	5,169
728	First Asset Active Utility & Infrastructure ETF	5,612
307	First Trust Dow Jones Internet Index Fund *	41,264
2,453	First Trust Financial AlphaDEX Fund	77,490
1,338	Global X China Consumer ETF	25,623
49	iPath Bloomberg Coffee Subindex Total Return ETN *	727
2,910	IQ Merger Arbitrage ETF *	89,424
77	IQ US Real Estate Small Cap ETF	1,992
116	iShares Core Conservative Allocation ETF	3,952
447	iShares Global Clean Energy ETF	4,358
281	iShares Nasdaq Biotechnology ETF	30,474
252	iShares North American Tech-Software ETF	46,103
358	iShares S&P GSCI Commodity Indexed Trust *	6,333
1,149	iShares S&P/TSX Capped Materials Index ETF	12,108
244	iShares S&P/TSX Global Gold Index ETF	2,238
179	iShares Silver Trust *	2,767
112	ISHARES STOXX EUROPE 600 BANKS UCITS ETF DE	2,148
926	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE	30,947
40	iShares U.S. Consumer Services ETF	7,510
11	iShares U.S. Financial Services ETF	1,450
173	iShares U.S. Healthcare Providers ETF	29,574
9	iShares U.S. Medical Devices ETF	1,782
311	KraneShares CSI China Internet ETF	19,142
69	Materials Select Sector SPDR Fund	4,014
433	PowerShares China Real Estate Portfolio *	13,133
1	PowerShares DB Agriculture Fund *	19
2,210	PowerShares DB US Dollar Index Bullish Fund *	54,720
135	PowerShares DWA Consumer Cyclicals Momentum	7,224
2,342	PowerShares Financial Preferred Portfolio	42,999
308	PowerShares KBW Property & Casualty Insurance	18,770
215	PowerShares S&P SmallCap Energy Portfolio *	3,726
580	PowerShares S&P SmallCap Health Care Portfolio *	72,628
67	PowerShares S&P SmallCap Information Technology	5,525

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 65.3% (Continued)
	SECTOR FUNDS - 17.9% (Continued)
53	PowerShares S&P SmallCap Utilities Portfolio *	$2,798
333	PowerShares Variable Rate Preferred Portfolio	8,275
11	PowerShares Water Resources Portfolio	335
2,097	ProShares Short VIX Short-Term Futures ETF *	27,114
699	ProShares Ultra Gold *	27,652
1,258	SPDR Barclays Euro High Yield Bond UCITS ETF	83,791
2,697	SPDR Bloomberg Barclays Convertible Securities	143,750
1,435	SPDR S&P Emerging Asia Pacific ETF	150,747
3	SPDR S&P Insurance ETF	91
673	SPDR S&P Regional Banking ETF	42,520
135	SPDR S&P Retail ETF	6,260
8	Teucrium Corn Fund *	144
15	United States Natural Gas Fund LP *	358
169	United States Oil Fund LP *	2,290
114	VanEck Vectors Global Alternative Energry ETF	6,941
136	VanEck Vectors Junior Gold Miners ETF	4,451
112	VanEck Vectors Semiconductor ETF	12,005
1,344	VanEck Vectors Unconventional Oil & Gas ETF	22,673
207	Vanguard Real Estate ETF	16,330
2,860	Xtrackers Harvest CSI 300 China A-Shares ETF	84,656
		1,507,090

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,489,738)	5,474,690

	OPEN ENDED FUNDS - 34.3%
21,038	AlphaCentric Income Opportunities Fund - Class I	258,345
18,909	Altegris Futures Evolution Strategy Fund - Class I	183,036
122,105	American Beacon Sound Point Floating Rate Income - Class Y	1,258,903
14,434	AQR Managed Futures Strategy Fund - Class I *	124,856
2,447	AQR Risk Parity Fund - Class I	23,908
11,852	Aspen Managed Futures Strategy Fund - Class A *	92,205
6,841	Credit Suisse Commodity Return Strategy Fund - Class A	34,752
18,439	Equinox MutualHedge Futures Strategy Fund - Class A *	150,477
5,161	GUGGENHEIM MANAGED FUTURES STRATEGY FUND - Class P	95,689
14,463	Kellner Merger Fund - Institutional Class *	156,346
7,359	Merger Fund - Investor Class	122,015
35,114	Semper MBS Total Return Fund - Institutional Class	374,666
	TOTAL OPEN ENDED FUNDS (Cost - $2,900,196)	2,875,198

	SHORT-TERM INVESTMENTS - 1.4%
118,191	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 1.68% ^
	(Cost - $118,191)	118,191

	TOTAL INVESTMENTS - 101.0% (Cost - $8,508,125)	$8,468,079

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(86,265)

	NET ASSETS - 100.0%	$8,381,814

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2018.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
May 31, 2018

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation
To Buy:
Australian Dollar	6/22/2018	BNY	1,256	$950	$6
Japanese Yen	6/22/2018	BNY	9,202,200	84,835	1,135
Swiss Franc	6/22/2018	BNY	13,379	13,637	209
				$99,422	$1,350

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Canadian Dollar	6/22/2018	BNY	(29,425)	$(22,969)	$294
Euro	6/22/2018	BNY	(158,580)	(185,442)	1,825
Great British Pound	6/22/2018	BNY	(24,713)	(32,923)	446
Mexican Peso	6/22/2018	BNY	(186,619)	(9,288)	190
				$(250,622)	$2,755

Total Unrealized Gain On Forward Currency Contracts					$4,105

*	BNY- Bank of New York

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2018 (Unaudited)

	James Alpha		James Alpha		James Alpha	James Alpha		James Alpha
	EHS		Event Driven		Family Office	Relative Value		Total Hedge
	Portfolio		Portfolio		Portfolio	Portfolio		Portfolio
Assets:
Investments in securities, at cost	$6,235,098		$11,877,874		$13,451,998	$10,249,714		$8,508,125
Investments in securities, at value	$6,278,673		$11,822,308		$13,471,966	$10,191,115		$8,468,079
Foreign Cash (Cost $12, $0, $0, $0, $2,220)	12		—		—	—		2,214
Deposit at Broker	—		200,000		—	50,000		—
Unrealized appreciation on swaps	—		50,990		—	20,296		—
Unrealized appreciation on forward currency exchange contracts	1,640		9,869		—	3,181		4,105
Receivable for fund shares sold	28,608		36,660		39,998	13,226		7,389
Interest and dividends receivable	6,204		2,913		573	3,994		6,574
Prepaid expenses and other assets	10,630		7,184		9,092	7,431		9,406
Total Assets	6,325,767		12,129,924		13,521,629	10,289,243		8,497,767

Liabilities:
Payable for securities purchased	—		179,869		—	111,567		77,041
Payable for fund shares redeemed	—		6,785		3,653	5,597		2,974
Payable to manager	192		139		1,760	370		4,028
Unrealized depreciation on forward currency exchange contracts	140		115		—	—		—
Interest Payable	—		18,986		—	—		—
Custody fees payable	—		—		—	—		4,603
Supervisory fee payable	1,231		1,231		1,310	1,231		1,310
Trustee fees payable	386		24		234	185		572
Administration fees payable	413		763		1,087	1,075		19
Compliance officer fees payable	361		—		180	134		545
Payable for distribution (12b-1) fees	9		—		88	—		70
Due to Custodian	—		—		—	49		36
Accrued expenses and other liabilities	26,334		19,830		12,696	29,752		24,755
Total Liabilities	29,066		227,742		21,008	149,960		115,953

Net Assets	$6,296,701		$11,902,182		$13,500,621	$10,139,283		$8,381,814

Net Assets:
Par value of shares of beneficial interest	$5,809		$11,600		$12,686	$10,002		$8,043
Paid in capital	6,138,101		11,853,057		13,316,544	10,124,082		8,336,606
Undistributed net investment income	5,304		51,978		36,162	101,213		14,766
Accumulated net realized gain (loss) on investments	102,412		(19,631)		115,261	(60,892)		58,346
Net unrealized appreciation (depreciation) on investments	45,075		5,178		19,968	(35,122)		(35,947)
Net Assets	$6,296,701		$11,902,182		$13,500,621	$10,139,283		$8,381,814

Net Asset Value Per Share
Class A
Net Assets	$11		$10		$67,880	$10		$51,529
Shares of beneficial interest outstanding	1		1		6,424	1		4,954
Net asset value (a)	$10.83	(c)	$10.26	(c)	$10.57	$10.13	(c)	$10.40
Offering price per share (maximum sales charge of 5.75%)	$11.49		$10.89		$11.21	$10.75		$11.03

Class C
Net Assets	$5,727		$10		$87,287	$10		$40,633
Shares of beneficial interest outstanding	531		1		8,285	1		3,915
Net asset value/offering price per share (b)	$10.79		$10.26	(c)	$10.54	$10.13	(c)	$10.38

Class I
Net Assets	$218,372		$206,588		$212,706	$203,799		$525,717
Shares of beneficial interest outstanding	20,161		20,134		20,104	20,111		50,447
Net asset value/offering price per share (a)	$10.83		$10.26		$10.58	$10.13		$10.42

Class S
Net Assets	$6,072,591		$11,695,574		$13,132,748	$9,935,464		$7,763,935
Shares of beneficial interest outstanding	$560,239		$1,139,841		$1,233,775	$980,113		$745,004
Net asset value/offering price per share (a)	$10.84		$10.26		$10.64	$10.14		$10.42

(a)	Redemption price per share. Each Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(b)	Redemption price per C share varies based on length of time shares are held. Each Portfolio will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

(c)	Doesn’t recalculate due to rounding.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2018 (Unaudited)

	James Alpha	James Alpha	James Alpha	James Alpha	James Alpha
	EHS	Event Driven	Family Office	Realtive Value	Total Hedge
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividend income	$44,828	$133,991	$113,909	$166,497	$66,494
Interest income	3,412	1,411	2,410	1,480	1,358
Interest income from Affiliates	357	293	465	202	341
Less: Foreign withholding taxes	(18)	(4)	—	(2)	(34)
Total Investment Income	48,579	135,691	116,784	168,177	68,159

Operating Expenses:
Management fees	21,252	49,316	57,140	38,382	24,132
Distribution (12b-1) fees
Class A Shares	—	—	33	—	64
Class C Shares	27	—	479	—	108
Supervisory fees	7,480	7,480	7,480	7,480	7,480
Audit fees	13,030	13,030	8,432	13,030	8,432
Legal fees	6,683	6,960	4,622	6,854	4,395
Printing and postage expense	3,599	2,639	2,493	2,639	2,711
Custodian fees	2,493	3,342	2,493	2,771	2,547
Administration fees	5,303	10,022	9,578	8,131	6,143
Trustees’ fees	462	618	597	558	490
Registration fees	7,916	7,335	7,480	7,335	7,698
Shareholder servicing fee	788	1,222	1,149	1,041	607
Miscellaneous expenses	2,278	2,241	2,553	2,152	2,049
Total Operating Expenses	71,311	104,205	104,529	90,373	66,856

Less: Expenses waived and/or reimbursed	(19,331)	(676)	—	(968)	(9,270)
Waived management fees - Class S	(20,145)	(48,290)	(55,141)	(37,371)	(21,150)
Total Waivers	(39,476)	(48,966)	(55,141)	(38,339)	(30,420)

Net Operating Expenses	31,835	55,239	49,388	52,034	36,436

Net Investment Income	16,744	80,452	67,396	116,143	31,723

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	95,373	73,900	111,755	(34,937)	57,253
Swaps	—	(89,927)	—	(27,041)	—
Net realized gain (loss)	95,373	(16,027)	111,755	(61,978)	57,253

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency translations	12,409	(59,612)	(74,962)	(46,019)	(62,050)
Swaps	—	50,990	—	20,296	—
Net change in unrealized appreciation (depreciation)	12,409	(8,622)	(74,962)	(25,723)	(62,050)
Net Realized and Unrealized Gain/(Loss) on investments	107,782	(24,649)	36,793	(87,701)	(4,797)

Net Increase in Net Assets Resulting From Operations	$124,526	$55,803	$104,189	$28,442	$26,926

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha EHS Portfolio		James Alpha Event Driven Portfolio		James Alpha Family Office Portfolio
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	May 31, 2018	November 30, 2017 (a)	May 31, 2018	November 30, 2017 (a)	May 31, 2018	November 30, 2017 (b)
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$16,744	$(372)	$80,452	$7,472	$67,396	$(8,640)
Net realized gain (loss) on investments	95,373	20,707	(16,027)	6,740	111,755	13,221
Net change in unrealized appreciation (depreciation) on investments	12,409	32,666	(8,622)	13,800	(74,962)	94,930
Net increase in net assets resulting from operations	124,526	53,001	55,803	28,012	104,189	99,511

Distributions to Shareholders:
Net Realized Gains:
Class I	(836)	—	(278)	—	(36)	—
Class A	—	—	—	—	(1)	—
Class C	(22)	—	—	—	(17)	—
Class S	(11,408)	—	(9,198)	—	(1,027)	—
Net Investment Income:						—
Class I	(852)	—	(1,080)	—	(1,048)	—
Class A	—	—	—	—	(14)	—
Class C	(19)	—	—	—	(216)	—
Class S	(11,599)	—	(35,734)	—	(29,950)	—
Total Dividends and Distributions to Shareholders	(24,736)	—	(46,290)	—	(32,309)	—

Share Transactions of Beneficial Interest (Note 4):
Net proceeds from shares sold
Class I	—	200,010	—	200,010	—	200,010
Class A	—	10	—	10	64,442	3,241
Class C	5,528	10	—	10	—	106,943
Class S	3,917,882	2,642,523	8,599,608	5,814,483	8,951,636	4,844,573
Reinvestment of dividends and distributions
Class I	1,688	—	1,358	—	1,084	—
Class A	0 **	—	0 **	—	15	—
Class C	41	—	0 **	—	233	—
Class S	21,508	—	40,503	—	27,482	—
Redemption fee proceeds
Class S	—	—	—	—	—	103
Cost of shares redeemed		—			—
Class C	—	—	—	—	(12,000)	(10,203)
Class S	(629,603)	(15,687)	(2,751,902)	(39,423)	(798,618)	(49,711)
Net increase in net assets from share transactions of beneficial interest	3,317,044	2,826,866	5,889,567	5,975,090	8,234,274	5,094,956

Total Increase in Net Assets	3,416,834	2,879,867	5,899,080	6,003,102	8,306,154	5,194,467

Net Assets:
Beginning of period	2,879,867	—	6,003,102	—	5,194,467	—
End of period*	$6,296,701	$2,879,867	$11,902,182	$6,003,102	$13,500,621	$5,194,467
* Includes undistributed net investment income (loss) at end of period	$5,304	$1,030	$51,978	$8,340	$36,162	$(6)

(a)	James Alpha EHS and James Alpha Event Driven commenced operations on August 18, 2017.

(b)	James Alpha Family Office commenced operations on June 30, 2017

**	Less than $1.00.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	James Alpha Relative Value Portfolio		James Alpha Total Hedge Portfolio

	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	May 31, 2018	November 30, 2017 (a)	May 31, 2018	November 30, 2017 (b)
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$116,143	$13,789	$31,723	$3,006
Net realized gain (loss) on investments	(61,978)	682	57,253	7,470
Net change in unrealized appreciation (depreciation) on investments	(25,723)	(9,399)	(62,050)	26,103
Net increase in net assets resulting from operations	28,442	5,072	26,926	36,579

Distributions to Shareholders:
Net Realized Gains:
Class I	—	—	(1,140)	—
Class A	—	—	(112)	—
Class C	—	—	(34)	—
Class S	—	—	(5,230)	—
Net Investment Income:
Class I	(1,112)	—	(3,485)	—
Class A	—	—	(303)	—
Class C	—	—	(49)	—
Class S	(27,203)	—	(15,987)	—
Total Dividends and Distributions to Shareholders	(28,315)	—	(26,340)	—

Share Transactions of Beneficial Interest (Note 4):
Net proceeds from shares sold
Class I	—	200,010	—	500,010
Class A	—	10	—	49,926
Class C	—	10	25,000	15,112
Class S	6,716,930	4,115,882	6,444,698	1,752,425
Reinvestment of dividends and distributions
Class I	1,112	—	4,625	—
Class A	0 **	—	416	—
Class C	0 **	—	84	—
Class S	24,711	—	18,084	—
Cost of shares redeemed
Class S	(913,044)	(11,537)	(451,593)	(14,138)
Net increase in net assets from share transactions of beneficial interest	5,829,709	4,304,375	6,041,314	2,303,335

Total Increase in Net Assets	5,829,836	4,309,447	6,041,900	2,339,914

Net Assets:
Beginning of period	4,309,447	—	2,339,914	—
End of period*	$10,139,283	$4,309,447	$8,381,814	$2,339,914
* Includes undistributed net investment income at end of period	$101,213	$13,385	$14,766	$2,867

(a)	James Alpha Relative Value commenced operations on August 18, 2017.

(b)	James Alpha Total Hedge commenced operations on June 30, 2017

**	Less than $1.00.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha EHS Portfolio
	Class A		Class C
	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	May 31,	November 30,	May 31,	November 30,
	2018	2017 (1)	2018	2017 (1)
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.58	$10.00	$10.58	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.07	0.01	— **	(0.05)
Net realized and unrealized gain	0.26	0.57	0.29	0.63
Total from investment operations	0.33	0.58	0.29	0.58
Dividends and Distributions:
Dividends from net investment income	(0.04)	—	(0.04)	—
Distributions from realized gains	(0.04)	—	(0.04)	—
Total dividends and distributions	(0.08)	—	(0.08)	—
Net Asset Value, End of Period	$10.83	$10.58	$10.79	$10.58
Total Return*	3.18%	5.80%	2.73%	5.80%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0 ***	$0 ***	$6	$0 ***
Ratio of gross operating expenses to average net assets (3,5)	7.77%	24.52%	4.47%	11.42%
Ratio of net operating expenses to average net assets (3,5)	1.74%	1.74%	2.49%	2.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,5,6)	1.29%	0.34%	0.08%	(1.68)%
Portfolio Turnover Rate (4)	64%	125%	64%	125%

	James Alpha EHS Portfolio
	Class I		Class S
	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	May 31,	November 30,	May 31,	November 30,
	2018	2017 (1)	2018	2017 (1)
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.58	$10.00	$10.59	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.05	— **	0.04	— **
Net realized and unrealized gain	0.28	0.58	0.29	0.59
Total from investment operations	0.33	0.58	0.33	0.59
Dividends and Distributions:
Dividends from net investment income	(0.04)	—	(0.04)	—
Distributions from realized gains	(0.04)	—	(0.04)	—
Total dividends and distributions	(0.08)	—	(0.08)	—
Net Asset Value, End of Period	$10.83	$10.58	$10.84	$10.59
Total Return*	3.18%	5.80%	3.18%	5.90%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$218	$212	$6,073	$2,668
Ratio of gross operating expenses to average net assets (3,5)	3.52%	17.28%	3.33%	7.83%
Ratio of net operating expenses to average net assets (3,5)	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,5,6)	1.02%	0.12%	0.77%	(0.15)%
Portfolio Turnover Rate (4)	64%	125%	64%	125%

(1)	The Funds commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

***	Less than 1,000.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha Event Driven Portfolio
	Class A		Class C
	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	May 31,	November 30,	May 31,	November 30,
	2018	2017 (1)	2018	2017 (1)
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.26	$10.00	$10.26	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.10	0.03	0.09	(0.01)
Net realized and unrealized gain (loss)	(0.04)	0.23	(0.03)	0.27
Total from investment operations	0.06	0.26	0.06	0.26
Dividends and Distributions:
Dividends from net investment income	(0.05)	—	(0.05)	—
Distributions from realized gains	(0.01)	—	(0.01)	—
Total dividends and distributions	(0.06)	—	(0.06)	—
Net Asset Value, End of Period	$10.26	$10.26	$10.26	$10.26
Total Return*	0.67%	2.60%	0.67%	2.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0 **	$0 **	$0 **	$0 **
Ratio of gross operating expenses to average net assets (3,5)	2.35%	17.75%	3.10%	5.80%
Ratio of net operating expenses to average net assets (3,5)	1.74%	1.74%	2.49%	2.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,5,6)	1.95%	1.03%	1.75%	0.34%
Portfolio Turnover Rate (4)	119%	101%	119%	101%

	James Alpha Event Driven Portfolio
	Class I		Class S
	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	May 31,	November 30,	May 31,	November 30,
	2018	2017 (1)	2018	2017 (1)
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.26	$10.00	$10.26	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.07	0.03	0.08	0.03
Net realized and unrealized gain	(0.01)	0.23	(0.02)	0.23
Total from investment operations	0.06	0.26	0.06	0.26
Dividends and Distributions:
Dividends from net investment income	(0.05)	—	(0.05)	—
Distributions from realized gains	(0.01)	—	(0.01)	—
Total dividends and distributions	(0.06)	—	(0.06)	—
Redemption Fees
Net Asset Value, End of Period	$10.26	$10.26	$10.26	$10.26
Total Return*	0.67%	2.60%	0.67%	2.60%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$207	$205	$11,696	$5,798
Ratio of gross operating expenses to average net assets (3,5)	2.16%	11.16%	2.10%	4.99%
Ratio of net operating expenses to average net assets (3,5)	1.49%	1.49%	1.11%	1.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,5,6)	1.39%	1.05%	1.63%	1.15%
Portfolio Turnover Rate (4)	119%	101%	119%	101%

(1)	The Funds commenced operations on August 18, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than 1,000.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha Family Office
	Class A			Class C
	For the		For the	For the		For the
	Six Months Ended		Period Ended	Six Months Ended		Period Ended
	May 31,		November 30,	May 31,		November 30,
	2018		2017 (1)	2018		2017 (1)
	(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$10.51		$10.00	$10.50		$10.00
Income (Loss) from Investment Operations:
Net investment loss (2)	(0.03)		(0.10)	(0.01)		(0.11)
Net realized and unrealized gain	0.14		0.61	0.07		0.61
Total from investment operations	0.11		0.51	0.06		0.50
Dividends and Distributions:
Dividends from net investment income	(0.05)		—	(0.02)		—
Distributions from realized gains	(0.00	) **	—	(0.00	) **	—
Total dividends and distributions	(0.05)		—	(0.02)		—
Net Asset Value, End of Period	$10.57		$10.51	$10.54		$10.50
Total Return*	1.02%		5.10%	0.62%		5.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$68		$3	$87		$99
Ratio of gross operating expenses to average net assets (3,5)	2.34%		3.85%	3.27%		5.30%
Ratio of net operating expenses to average net assets (3,5)	2.14%		2.75%	3.19%		3.50%
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,5,6)	(0.54)%		(2.23)%	(0.10)%		(2.55)%
Portfolio Turnover Rate (4)	87%		75%	87%		75%

	James Alpha Family Office
	Class I			Class S
	For the		For the	For the		For the
	Six Months Ended		Period Ended	Six Months Ended		Period Ended
	May 31,		November 30,	May 31,		November 30,
	2018		2017 (1)	2018		2017 (1)
	(Unaudited)			(Unaudited)
Net Asset Value, Beginning of Period	$10.52		$10.00	$10.52		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.04		(0.03)	0.08		(0.07)
Net realized and unrealized gain	0.07		0.55	0.09		0.59
Total from investment operations	0.11		0.52	0.17		0.52
Dividends and Distributions:
Dividends from net investment income	(0.05)		—	(0.05)		—
Distributions from realized gains	(0.00	) **	—	(0.00	) **	—
Total dividends and distributions	(0.05)		—	(0.05)		—
Redemption Fees	—		—	—		0.00 **
Net Asset Value, End of Period	$10.58		$10.52	$10.64		$10.52
Total Return*	1.09%		5.20%	1.66%		5.20%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$213		$210	$13,133		$4,882
Ratio of gross operating expenses to average net assets (3,5)	2.25%		20.93%	2.16%		4.06%
Ratio of net operating expenses to average net assets (3,5)	2.17%		2.50%	0.98%		2.50%
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,5,6)	0.82%		(0.74)%	1.44%		(1.49)%
Portfolio Turnover Rate (4)	87%		75%	87%		75%

(1)	James Alpha Family Office commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha Relative Value Portfolio
	Class A		Class C
	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	May 31,	November 30,	May 31,	November 30,
	2018	2017 (1)	2018	2017 (1)
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.14	$10.00	$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.13	0.06	0.19	0.05
Net realized and unrealized gain (loss)	(0.08)	0.08	(0.14)	0.09
Total from investment operations	0.05	0.14	0.05	0.14
Dividends and Distributions:
Dividends from net investment income	(0.06)	—	(0.06)	—
Total dividends and distributions	(0.06)	—	(0.06)	—
Net Asset Value, End of Period	$10.13	$10.14	$10.13	$10.14
Total Return*	0.45%	1.40%	0.45%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0 **	$0 **	$0 **	$0 **
Ratio of gross operating expenses to average net assets (3,5)	2.59%	18.36%	3.34%	7.98%
Ratio of net operating expenses to average net assets (3,5)	1.74%	1.74%	2.49%	2.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,5,6)	2.56%	2.08%	3.74%	1.73%
Portfolio Turnover Rate (4)	95%	115%	95%	115%

	James Alpha Relative Value Portfolio
	Class I		Class S
	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	May 31,	November 30,	May 31,	November 30,
	2018	2017 (1)	2018	2017 (1)
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.14	$10.00	$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.15	0.07	0.15	0.09
Net realized and unrealized gain (loss)	(0.10)	0.07	(0.09)	0.05
Total from investment operations	0.05	0.14	0.06	0.14
Dividends and Distributions:
Dividends from net investment income	(0.06)	—	(0.06)	—
Total dividends and distributions	(0.06)	—	(0.06)	—
Net Asset Value, End of Period	$10.13	$10.14	$10.14	$10.14
Total Return*	0.45%	1.40%	0.55%	1.40%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$204	$203	$9,935	$4,107
Ratio of gross operating expenses to average net assets (3,5)	2.45%	13.82%	2.34%	6.42%
Ratio of net operating expenses to average net assets (3,5)	1.49%	1.49%	1.35%	1.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,5,6)	2.96%	2.55%	3.01%	3.02%
Portfolio Turnover Rate (4)	95%	115%	95%	115%

(1)	The Fund commenced operations on August 18, 2017

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Less than 1,000.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)

	James Alpha Total Hedge
	Class A		Class C
	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	May 31,	November 30,	May 31,	November 30,
	2018	2017 (1)	2018	2017 (1)
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.38	$10.00	$10.37	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.07	0.02	0.02	(0.01)
Net realized and unrealized gain	0.03	0.36	0.04	0.38
Total from investment operations	0.10	0.38	0.06	0.37
Dividends and Distributions:
Dividends from net investment income	(0.06)	—	(0.03)	—
Distributions from realized gains	(0.02)	—	(0.02)	—
Total dividends and distributions	(0.08)	—	(0.05)	—
Net Asset Value, End of Period	$10.40	$10.38	$10.38	$10.37
Total Return*	1.01%	3.80%	0.63%	3.70%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$52	$51	$41	$16
Ratio of gross operating expenses to average net assets (3,5)	3.31%	8.32%	3.73%	10.32%
Ratio of net operating expenses to average net assets (3,5)	1.74%	1.74%	2.49%	2.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,5,6)	1.38%	0.54%	0.40%	(0.17)%
Portfolio Turnover Rate (4)	105%	83%	105%	83%

	James Alpha Total Hedge
	Class I		Class S
	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	May 31,	November 30,	May 31,	November 30,
	2018	2017 (1)	2018	2017 (1)
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.40	$10.00	$10.40	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.08	0.04	0.07	0.03
Net realized and unrealized gain	0.03	0.36	0.04	0.37
Total from investment operations	0.11	0.40	0.11	0.40
Dividends and Distributions:
Dividends from net investment income	(0.07)	—	(0.07)	—
Distributions from realized gains	(0.02)	—	(0.02)	—
Total dividends and distributions	(0.09)	—	(0.09)	—
Net Asset Value, End of Period	$10.42	$10.40	$10.42	$10.40
Total Return*	1.09%	4.00%	1.09%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$526	$520	$7,764	$1,753
Ratio of gross operating expenses to average net assets (3,5)	3.04%	12.24%	2.70%	6.30%
Ratio of net operating expenses to average net assets (3,5)	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (3,5,6)	1.63%	0.84%	1.27%	0.66%
Portfolio Turnover Rate (4)	105%	83%	105%	83%

(1)	James Alpha Total Hedge commenced operations on June 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2018 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of twenty-nine series. These financial statements include the following five series: the James Alpha EHS Portfolio; the James Alpha Event Driven Portfolio, the James Alpha Family Office Portfolio, the James Alpha Relative Value Portfolio and the James Alpha Total Hedge Portfolio (collectively, the “Portfolios”). James Alpha Advisors, LLC (the “Manager” or “James Alpha Advisors”) serves as the Portfolio’s Advisor. Effective February 15, 2018 James Alpha Equity Hedge Portfolio changed its name to James Alpha EHS Portfolio.

The James Alpha EHS Portfolio; the James Alpha Event Driven Portfolio, the James Alpha Family Office Portfolio, the James Alpha Relative Value Portfolio and the James Alpha Total Hedge Portfolio are diversified portfolios.

Portfolio	Primary Objective
James Alpha EHS	Long-term risk-adjusted returns relative to traditional financial market indices.
James Alpha Event Driven	Long-term risk-adjusted returns relative to traditional financial market indices.
James Alpha Family Office	Total return through capital appreciation and/or income, consistent with a reasonable level of risk, determined by the James Alpha Advisors, LLC.
James Alpha Relative Value	Long-term risk-adjusted returns relative to traditional financial market indices.
James Alpha Total Hedge	Long-term risk adjusted returns relative to traditional financial market indices

Currently, all Portfolios offer Class A, Class C, Class I and Class S shares. Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class S shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and the Class S share’s management fee. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Shares of Class S of the Portfolios are available exclusively to investment advisers and broker-dealers that are affiliated with the Manager as a means of implementing asset allocation recommendations for their clients. To discourage short-term trading and offset brokerage commissions, market impact and other costs associated with short-term trading, the Portfolios charge a 2% redemption fee on the value of shares that are redeemed within 30 days of purchase. Such fees are paid directly to the Portfolio from which the redemption is made. Please see the Trust’s prospectuses for additional details.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of he financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2018 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2018, for the Portfolios’ assets and liabilities measured at fair value:

James Alpha EHS

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,263,149	—	$—	$4,263,149
Open Ended Funds	1,435,813	—	—	1,435,813
Short-Term Investments	579,711	—	—	579,711
Total	$6,278,673	$—	$—	$6,278,673
Asset Derivatives
Forward Currency Contracts		1,640		1,640
Total Assets	$6,278,673	$1,640	$—	$6,280,313
Liability Derivatives
Forward Currency Contracts	$—	$140	$—	$140

James Alpha Event Driven

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,379,689	$—	$—	$7,379,689
Open Ended Funds	4,227,032	—	—	4,227,032
Short-Term Investments	215,587	—	—	215,587
Total	$11,822,308	$—	$—	$11,822,308
Asset Derivatives
Forward Currency Contracts	—	9,869	—	9,869
Total Return Swap	—	50,990	—	50,990
Total Assets	$11,822,308	$60,859	$—	$11,883,167
Liability Derivatives
Forward Currency Contracts	$—	$115	$—	$115

James Alpha Family Office

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$24,708	—	—	$24,708
Exchange Traded Funds	12,607,540	—	—	12,607,540
Open Ended Funds	442,668	—	—	442,668
Short-Term Investments	397,050	—	—	397,050
Total Assets	$13,471,966	$—	$—	$13,471,966

James Alpha Relative Value

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,549,557	$—	$—	$4,549,557
Open Ended Funds	5,231,243	—	—	5,231,243
Short-Term Investments	410,315	—	—	410,315
Total Assets	$10,191,115	$—	$—	$10,191,115
Asset Derivatives
Forward Currency Contracts	—	3,181	—	3,181
Total Return Swap	—	20,296	—	20,296
Total Assets	$10,191,115	$23,477	$—	$10,214,592

James Alpha Total Hedge

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,474,690	$—	$—	$5,474,690
Open Ended Funds	2,875,198	—	—	2,875,198
Short-Term Investments	118,191	—	—	118,191
Total	$8,468,079	$—	$—	$8,468,079
Asset Derivatives
Forward Currency Contracts	—	4,105	—	4,105
Total Assets	$—	$4,105	$—	$8,472,184

The Funds did not hold any Level 3 securities during the period.

It is the Portfolios’ policy to recognize transfers into and out of Levels at the end of the reporting period.

There were no transfers between Level 1, Level 2 and Level 3 during the current period presented.

*	Refer to the Schedules of Investments for industry or category classifications.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2018 (Unaudited) (Continued)

(b) Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Management has analyzed the Portfolio’s tax positions expected to be taken in the Funds’ November 30, 2017 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended November 30, 2017 available to offset future capital gains, if any, are as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
James Alpha EHS	$—	$—	$—
James Alpha Event Driven	—	—	—
James Alpha Family Office	—	—	—
James Alpha Relative Value	—	—	—
James Alpha Total Hedge	—	—	—

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions expected to be taken in the Portfolios’ 2017 returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During period ended November 30, 2017, the Portfolios did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
James Alpha EHS	Annually	Annually
James Alpha Event Driven	Annually	Annually
James Alpha Family Office	Annually	Annually
James Relative Value	Annually	Annually
James Alpha Total Hedge	Annually	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e) Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2018 (Unaudited) (Continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Foreign currency contracts. Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.20% for James Alpha Family Office; 1.00% for James Alpha EHS, James Alpha Event Driven, James Alpha Relative Value and James Alpha Total Hedge. Saratoga Capital Management, LLC (“SCM”) serves the Portfolios in a supervision capacity with responsibility to monitor the performance of the Portfolios’ outside service providers (other than sub-advisers, if any, which are monitored by the Manager), assist in the review of financial statements and other regulatory filings and board meeting materials related to each Portfolio. Pursuant to the supervision agreement with the Portfolios, the Portfolios pay SCM an annual supervision fee of the greater of $15,000 or 0.10% of the Portfolio’s average daily net assets, payable on a monthly basis, which fee decreases at various asset levels. SCM, a Delaware limited liability company, also acts as investment manager to certain other portfolios of the Saratoga Advantage Trust (the “Saratoga Funds”).

(b) The Trust and the Manager on behalf of the Portfolios, have entered into Excess Expense Agreements (the “Expense Agreements”).

In connection with the Expense Agreements, James Alpha Advisors is currently waiving, all or a portion of its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below pre-determined levels (each an “Expense Cap”). The annual expense caps in effect at May 31, 2018, for each portfolio were: 1.74%, 2.49%, 1.49% and 1.49% for Class A, C, I and S shares, respectively, of James Alpha EHS, James Alpha Event Driven, James Alpha Family Office, James Alpha Relative Value and James Alpha Total Hedge. Prior to April 19, 2018, the expense limitation for James Alpha Family Office was 2.75%, 3.50%, 2.50% and 2.50% for Class A, C, I and S shares, respectively. Pursuant to a fee waiver and operating expense limitation agreement between James Alpha Advisors and the James Alpha Portfolios, James Alpha Advisors has contractually agreed to waive all of the James Alpha Portfolios’ management fees payable to James Alpha Advisors by the James Alpha Portfolios on Class S assets, less any portion of such fee that is payable by James Alpha Advisors to the Sub-Advisers. Under the terms of the Expense Agreements, the Manager and James Alpha Advisors are permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The Expense Agreement with James Alpha Advisors shall continue through December 31, 2018.

For the six months ended May 31, 2018, the Manager waived fees of $19,331 for James Alpha EHS, $676 for James Alpha Event Driven, $0 for James Alpha Family Office, $968 for James Alpha Relative Value and $9,270 for James Alpha Total Hedge. The manager waived the following Class S Fees of:

Portfolio	Class S Fee Waived
James Alpha EHS	$20,145
James Alpha Event Driven	48,290
James Alpha Family Office	55,141
James Alpha Relative Value	37,371
James Alpha Total Hedge	21,150

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	11/30/2020
James Alpha EHS	$24,827
James Alpha Event Driven	20,596
James Alpha Family Office	18,048
James Alpha Relative Value	23,014
James Alpha Total Hedge	30,795

(c) Northern Lights Distributors, LLC (the “Distributor”) is the Trust’s Distributor. The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2018 (Unaudited) (Continued)

For the six months ended, May 31, 2018, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges	CDSC’s
	Class A	Class C
James Alpha EHS	—	—
James Alpha Event Driven	—	—
James Alpha Family Office	2,557	119
James Alpha Relative Value	—	—
James Alpha Total Hedge	—	—

(d) Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

(e) Affiliated Investments — Companies which are affiliates of the Portfolios at May 31, 2018, are noted in the Portfolio’s Schedule of Investments. A summary of the investments in the affiliated investments; Milestone Treasury Obligations Portfolio which is managed by CLS Investments, LLC, are detailed below:

		Shares at			Shares at		Value at
Portfolio	Affiliated Holding	11/30/17	Purchases	Sales	5/31/18	Income	5/31/18
James Alpha EHS	Milestone Treasury Obligations – Institutional Class	331,446	503,346	(834,792)	—	357	—
James Alpha Event Driven	Milestone Treasury Obligations – Institutional Class	251,915	1,245,344	(1,497,259)	—	293	—
James Alpha Family Office	Milestone Treasury Obligations – Institutional Class	263,651	1,560,950	(1,824,601)	—	465	—
James Alpha Relative Value	Milestone Treasury Obligations – Institutional Class	220,111	1,138,922	(1,359,033)	—	202	—
James Alpha Total Hedge	Milestone Treasury Obligations – Institutional Class	273,519	788,769	(1,062,288)	—	341	—

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

Certain employees of GFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

(a) For the six months ended May 31, 2018, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
James Alpha EHS	$5,570,445	$2,452,901
James Alpha Event Driven	17,139,898	11,296,431
James Alpha Family Office	15,984,259	7,948,567
James Alpha Relative Value	12,739,048	7,073,421
James Alpha Total Hedge	11,262,479	4,980,336

(b) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2018 (Unaudited) (Continued)

(c) Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at May 31, 2018, were as follows:

			Location of derivatives on
			Statements of Assets and	Fair value of asset/liability
Fund	Derivative	Risk Type	Liabilities	derivatives
James Alpha EHS
Forward Exchange Contracts		Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$1,640
			Unrealized depreciation on forward currency exchange contracts	$(140)
			Totals	$1,500
James Alpha Event Driven
Forward Exchange Contracts		Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$9,869
			Unrealized depreciation on forward currency exchange contracts	(115)
Swap Contracts		Equity	Unrealized appreciation on swaps	50,990
			Totals	$60,744
James Alpha Relative Value
Forward Exchange Contracts		Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$3,181
Swap Contracts		Equity	Unrealized appreciation on swaps	20,296
			Totals	$23,477
James Alpha Total Hedge
Forward Exchange Contracts		Foreign Exchange	Unrealized appreciation on forward
			currency exchange contracts	$4,105
			Totals	$4,105

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2018 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2018, were as follows:

				Realized and unrealized gain
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	(loss) on derivatives
James Alpha EHS
	Forward Contracts
		Net realized loss from foreign currency transactions	Foreign Exchange	$(2,082)
		Net change in unrealized appreciation on foreign currency transactions
			Foreign Exchange	$2,245
James Alpha Event Driven
	Swap Contracts
		Net realized loss on swaps
			Equity	$(89,927)
		Net change in unrealized appreciation on swaps
			Equity	$50,990

	Forward Contracts
		Net realized gain from foreign currency transactions	Foreign Exchange	$10,626
		Net change in unrealized appreciation on foreign currency transactions
			Foreign Exchange	$10,632
James Alpha Relative Value
	Swap Contracts
		Net realized loss on swaps
			Equity	$(27,041)
		Net change in unrealized appreciation on swaps
			Equity	$20,296

	Forward Contracts
		Net realized gain from foreign currency transactions	Foreign Exchange	$8,600
		Net change in unrealized appreciation on foreign currency transactions
			Foreign Exchange	$9,801
James Alpha Total Hedge
	Forward Contracts
		Net realized loss from foreign currency transactions	Foreign Exchange	$2,069
		Net change in unrealized appreciation on foreign currency transactions
			Foreign Exchange	$4,502

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of May 31, 2018.

		Gross Amounts not offset in the
		(Consolidated) Statements of Assets and
		Liabilities
	Gross Amounts
	Recognized in		Cash
	(Consolidated) Statements	Financial	Collateral	Net Amount
	of Assets and Liabilities	Instruments Pledged	Pledged	of Assets
Event Driven
Description of Assets
Total Return Swaps	$50,990	$—	$50,990	$—
Relative Value
Description of Assets
Total Return Swaps	$20,296	$—	$20,296	$—

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2018 (Unaudited) (Continued)

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
James Alpha EHS	6,235,535	99,258	(56,120)	43,138
James Alpha Event Driven	11,883,111	112,383	(173,186)	(60,803)
James Alpha Family Office	13,452,378	124,373	(104,785)	19,588
James Alpha Relative Value	10,254,951	26,838	(90,674)	(63,836)
James Alpha Total Hedge	8,508,402	76,180	(116,503)	(40,323)

5.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follow

	Class A Shares			Class C Shares			Class I Shares		Class S Shares
	Six Months Ended		Period Ended	Six Months Ended		Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	May 31, 2018		November 30, 2017	May 31, 2018		November 30, 2017	May 31, 2018	November 30, 2017	May 31, 2018	November 30, 2017
James Alpha EHS
Issued	0	*	1	526		1	—	20,001	363,820	253,558
Redeemed	—		—	—		—	—	—	(57,675)	(1,498)
Reinvested from Dividends	—		—	4		—	160	—	2,035	—
Net Decrease in Shares	—		1	530		1	160	20,001	308,180	252,060

James Alpha Event Driven
Issued	0	*	1	0	*	1	133	20,001	839,335	569,192
Redeemed	—		—	—		—	—	—	(268,800)	(3,858)
Reinvested from Dividends	—		—	—		—	—	—	3,971	—
Net Increase (Decrease) in Shares	—		1	—		1	133	20,001	574,506	565,334

James Alpha Family Office
Issued	6,110		313	—		10,410	—	20,001	841,967	468,749
Redeemed	—		—	(1,168)		(980)	—	—	(74,684)	(4,857)
Reinvested from Dividends	1		—	22		—	103	—	2,600	—
Net Increase (Decrease) in Shares	6,111		313	(1,146)		9,430	103	20,001	769,883	463,892

James Alpha Relative Value
Issued	0	*	1	0	*	1	—	20,001	662,933	406,142
Redeemed	—		—	—		—	110	—	(90,262)	(1,138)
Reinvested from Dividends	—		—	—		—	—	—	2,439	—
Net Increase (Decrease) in Shares	—		1	—		1	110	20,001	575,110	405,004

James Alpha Total Hedge
Issued	—		4,914	2,397		1,510	—	50,001	617,875	169,944
Redeemed	—		—	—		—	—	—	(43,188)	(1,371)
Reinvested from Dividends	40		—	8		—	446	—	1,744	—
Net Increase in Shares	40		4,914	2,405		1,510	446	50,001	576,431	168,573
* Less than 1.

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2018 (Unaudited) (Continued)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of November 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
James Alpha EHS	$19,742	$—	$—	$—	$—	$33,259	$53,001
James Alpha Event Driven	18,541	—	—	—	—	9,471	28,012
James Alpha Family Office	4,967	—	—	—	—	94,544	99,511
James Relative Value	11,249	—	—	—	—	(6,177)	5,072
James Alpha Total Hedge	10,195	—	—	—	—	26,384	36,579

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts and passive foreign investment companies, and adjustments for C-Corporation return of capital distributions.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses and short-term capital gains, and adjustments for passive foreign investment companies and C-Corporation return of capital distributions, resulted in reclassifications for the Funds for the period ended November 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
Portfolio	Capital	Income (Loss)	Gains (Loss)
James Alpha EHS	$—	$1,402	$(1,402)
James Alpha Event Driven	—	868	(868)
James Alpha Family Office	—	8,634	(8,634)
James Relative Value	—	(404)	404
James Alpha Total Hedge	—	(139)	139

NOTES TO FINANCIAL STATEMENTS
Six Months Ended May 31, 2018 (Unaudited) (Continued)

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of May 31, 2018 the shareholders that own 25% or more of the voting securities are as follows:

Fund	Shareholder	Ownership %
James Alpha EHS Cl A	James Alpha Management LLC	100.00%
James Alpha EHS Cl C	George & Gloria Kiefer	99.81%
James Alpha EHS Cl I	Denis Nayden	100.00%
James Alpha EHS Cl S	National Financial Services LLC	100.00%
James Alpha Event Driven Cl A	James Alpha Management LLC	100.00%
James Alpha Event Driven Cl C	James Alpha Management LLC	100.00%
James Alpha Event Driven Cl I	Denis Nayden	100.00%
James Alpha Event Driven Cl S	National Financial Services LLC	100.00%
James Alpha Family Office Cl A	Pershing LLC	95.11%
James Alpha Family Office Cl C	Johnny R & Billie Sue Harrison	42.37%
James Alpha Family Office Cl C	Jennifer Harris-Espinoza & Robert Espinoza	36.97%
James Alpha Family Office Cl I	Denis Nayden	100.00%
James Alpha Family Office Cl S	National Financial Services LLC	100.00%
James Alpha Relative Value Cl A	James Alpha Management LLC	100.00%
James Alpha Relative Value Cl C	James Alpha Management LLC	100.00%
James Alpha Relative Value Cl I	Denis Nayden	99.99%
James Alpha Relative Value Cl S	National Financial Services LLC	100.00%
James Alpha Total Hedge Cl A	Mainstar Trust	58.25%
James Alpha Total Hedge Cl A	First National Bank	30.12%
James Alpha Total Hedge Cl C	Sandra Joanne McNamara	61.23%
James Alpha Total Hedge Cl C	Chizuko Momii	38.75%
James Alpha Total Hedge Cl I	Denis Nayden	100.00%
James Alpha Total Hedge Cl S	National Financial Services LLC	100.00%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

SUPPLEMTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 through May 31, 2018.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 12/01/2017	Value - 5/31/2018	12/01/2017-5/31/2018*	[Annualized]
Actual Expenses
James Alpha EHS - Class A	$1,000.00	$1,031.80	$8.81	1.74%
James Alpha EHS - Class C	1,000.00	1,027.30	12.59	2.49%
James Alpha EHS - Class I	1,000.00	1,031.80	7.55	1.49%
James Alpha EHS - Class S	1,000.00	1,031.80	7.55	1.49%
James Alpha Event Driven – Class A	1,000.00	1,006.70	8.71	1.74%
James Alpha Event Driven – Class C	1,000.00	1,006.70	12.46	2.49%
James Alpha Event Driven – Class I	1,000.00	1,006.70	7.45	1.49%
James Alpha Event Driven – Class S	1,000.00	1,006.70	5.55	1.11%
James Alpha Family Office - Class A	1,000.00	1,010.20	10.73	2.14%
James Alpha Family Office - Class C	1,000.00	1,006.20	15.96	3.19%
James Alpha Family Office - Class I	1,000.00	1,010.90	10.88	2.17%
James Alpha Family Office - Class S	1,000.00	1,016.60	4.93	0.98%
James Alpha Relative Value - Class A	1,000.00	1,004.50	8.70	1.74%
James Alpha Relative Value - Class C	1,000.00	1,004.50	12.44	2.49%
James Alpha Relative Value - Class I	1,000.00	1,004.50	7.45	1.49%
James Alpha Relative Value - Class S	1,000.00	1,005.50	6.73	1.35%
James Alpha Total Hedge - Class A	1,000.00	1,010.10	8.72	1.74%
James Alpha Total Hedge - Class C	1,000.00	1,006.30	12.47	2.49%
James Alpha Total Hedge - Class I	1,000.00	1,010.90	7.48	1.49%
James Alpha Total Hedge - Class S	1,000.00	1,010.90	7.48	1.49%

SUPPLEMTAL INFORMATION (Unaudited)(Continued)

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 12/01/2017	Value - 5/31/2018	12/01/2017-5/31/2018*	[Annualized]
[5% Return Before Expenses]
James Alpha EHS - Class A	$1,000.00	$1,016.26	8.75	1.74%
James Alpha EHS - Class C	1,000.00	1,012.52	12.49	2.49%
James Alpha EHS - Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha EHS - Class S	1,000.00	1,017.50	7.49	1.49%
James Alpha Event Driven – Class A	1,000.00	1,016.26	8.75	1.74%
James Alpha Event Driven – Class C	1,000.00	1,012.52	12.49	2.49%
James Alpha Event Driven – Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha Event Driven – Class S	1,000.00	1,019.40	5.59	1.11%
James Alpha Family Office - Class A	1,000.00	1,014.26	10.75	2.14%
James Alpha Family Office - Class C	1,000.00	1,009.03	15.98	3.19%
James Alpha Family Office - Class I	1,000.00	1,014.11	$10.90	2.17%
James Alpha Family Office - Class S	1,000.00	1,020.04	4.94	0.98%
James Alpha Relative Value - Class A	1,000.00	1,016.26	8.75	1.74%
James Alpha Relative Value - Class C	1,000.00	1,012.52	12.49	2.49%
James Alpha Relative Value - Class I	1,000.00	1,017.50	7.49	1.49%
James Alpha Relative Value - Class S	1,000.00	1,018.22	6.77	1.35%
James Alpha Total Hedge - Class A	1,000.00	1,016.26	8.75	1.74%
James Alpha Total Hedge - Class C	1,000.00	1,012.50	12.50	2.49%
James Alpha Total Hedge - Class I	1,000.00	1,017.49	7.50	1.49%
James Alpha Total Hedge - Class S	1,000.00	1,017.49	7.51	1.49%

*	Expenses are equal to the Funds annualized expense ratio multiplies by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Board of Trustees (the “Board”) Meeting of April 11, 2018

The Independent Trustees discussed the information received respecting (i) the nature, quality and scope of services provided by James Alpha; (ii) the investment performance of the James Alpha Family Office Portfolio, James Alpha EHS Portfolio, James Alpha Total Hedge Portfolio, James Alpha Event Driven Portfolio and James Alpha Relative Value Portfolio (the “Portfolios”) relative to comparable funds; (iii) the costs of services provided and profits realized by James Alpha; (iv) fees and expenses relative to other comparable funds; (v) the extent to which economies of scale are realized as the Portfolios grow and whether fee levels appropriately reflect economies of scale; and (vi) benefits realized by James Alpha from its relationship with the Portfolios.

The Independent Trustees received a memorandum from their independent legal counsel describing their duties in connection with advisory contract approvals and discussing the factors to be considered by the Board.

Nature, Quality and Scope of Services

The Trustees evaluated the nature, quality and scope of services provided by James Alpha. The Trustees concluded that the nature and extent of the services provided by James Alpha to the Portfolios were necessary for the conduct of the business and investment activities of the Portfolios. The Trustees also concluded that the overall quality of services provided was satisfactory.

Comparative Performance

The performance of each of the Portfolios was compared to a Morningstar Index of funds with investment objectives similar to that of the applicable Portfolio (each, a “benchmark”). The conclusions of the Trustees were as follows:

James Alpha Family Office Portfolio: The Trustees noted that James Alpha became the Adviser to the Portfolio in June 2017. The Trustees determined that it is too soon for a meaningful evaluation of the Adviser’s performance.

James Alpha EHS Portfolio: The Trustees noted that James Alpha became the Adviser to the Portfolio in August 2017. The Trustees determined that it is too soon for a meaningful evaluation of the Adviser’s performance.

James Alpha Total Hedge Portfolio: The Trustees noted that James Alpha became the Adviser to the Portfolio in June 2017. The Trustees determined that it is too soon for a meaningful evaluation of the Adviser’s performance.

James Alpha Event Driven Portfolio: The Trustees noted that James Alpha became the Adviser to the Portfolio in August 2017. The Trustees determined that it is too soon for a meaningful evaluation of the Adviser’s performance.

James Alpha Relative Value Portfolio: The Trustees noted that James Alpha became the Adviser to the Portfolio in August 2017. The Trustees determined that it is too soon for a meaningful evaluation of the Adviser’s performance.

Fees Relative to Comparable Funds

The Trustees reviewed the Management Fee rate for each Portfolio and noted the following: (i) fee rates for the James Alpha Event Driven, Total Hedge, Relative Value and EHS Portfolios were slightly lower than the average of comparable funds; and (ii) the fee rate for the James Alpha Family Office Portfolio was higher than the average of comparable funds.

The Trustees noted that the Portfolios were considerably smaller than many of the funds in the comparison group and considered, with respect to each Portfolio, the adverse impact of the relatively small sizes of the Portfolios on the costs and profitability of James Alpha. The Trustees also noted that expense caps are in effect for the Portfolios managed by James Alpha. The Trustees evaluated the impact of these expense caps on the net fees received by James Alpha. The Trustees concluded, based on the foregoing, that the Management Fee rate with respect to each of the Portfolios was not excessive relative to comparable funds.

Economies of Scale

The Trustees determined that, at their current sizes, the Portfolios do not enjoy the benefits of economies of scale.

Profitability of Investment Manager

The Trustees reviewed the profitability data that had been provided by James Alpha. The Trustees noted that the provision of services under the Management Agreements resulted in a loss to James Alpha. The Trustees considered the financial viability of James Alpha and its ability to continue to provide high quality services and concluded that James Alpha continues to be capable of and committed to providing high quality services.

Other Benefits

The Trustees considered the benefits obtained by James Alpha from its relationship with the Trust. They noted, in this regard, that James Alpha does not have soft dollar arrangements.

Conclusion

Based on the foregoing and such other factors as they deemed relevant, the Independent Trustees determined that continuation of the Investment Management Agreements for each of the Portfolios is in the best interests of the Portfolios and the shareholders.

Rev July 2011

FACTS	WHAT DOES THE SARATOGA ADVANTAGE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Saratoga Advantage Trust (“The Trust”) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-807-FUND

Who we are
Who is providing this notice?	The Saratoga Advantage Trust
What we do
How does The Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.

How does The Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek information about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

●    State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include financial companies such as Saratoga Capital Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Trust does not share your personal information with nonaffiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the year ended June 30, 2017 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2018, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Saratoga Advantage Trust

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 8/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Jonathan W. Ventimiglia Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 8/8/18

By (Signature and Title)

* /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 8/8/18

* Print the name and title of each signing officer under his or her signature.